EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2022 - unaudited

	Shares	Fair Value
Common Stocks
Alphabet Inc. - Class A*	100,600	$9,622,390
Comcast Corp. - Class A	177,800	5,214,874
Walt Disney Co.*	44,850	4,230,701
3.7% - Total For Communication Services		$19,067,965

Lowe's Companies Inc.	57,000	10,705,170
McDonald's Corp.	45,100	10,406,374
Nike Inc. - Class B	46,500	3,865,080
TJX Companies Inc.	185,785	11,540,964
VF Corporation	244,800	7,321,968
8.5% - Total For Consumer Discretionary		$43,839,556

Coca Cola Co.	208,920	11,703,698
Dollar General Corp.	47,000	11,273,420
Pepsico Inc.	35,200	5,746,752
Procter & Gamble Co.	36,690	4,632,113
Unilever PLC ADR	225,000	9,864,000
Walmart Inc.	91,955	11,926,563
10.7% - Total For Consumer Staples		$55,146,546

Chevron Corp.	76,260	10,956,274
Williams Companies Inc.	425,000	12,167,750
4.5% - Total For Energy		$23,124,024

Axis Capital Holdings Ltd.	356,550	17,524,432
First Horizon National Bank	258,681	5,923,795
M&T Bank Corp.	70,500	12,430,560
Marsh & McLennan Companies Inc.	71,800	10,719,022
Nasdaq Inc.	224,400	12,718,992
Willis Towers Watson PLC	55,770	11,206,424
13.7% - Total For Financial Services		$70,523,225

Abbott Laboratories	97,435	9,427,811
Danaher Corp.	68,743	17,755,629
Medtronic PLC	107,000	8,640,250
UnitedHealth Group Inc.	23,300	11,767,432
Zimmer Biomet Holdings	99,600	10,413,180
Zimvie Inc.	9,960	98,305
Zoetis Inc.	62,376	9,249,737
13.1% - Total For Health Care		$67,352,344

Amphenol Corp - Class A	150,800	10,097,568
Honeywell International Inc.	61,600	10,285,352
Hubbell Inc.	62,300	13,892,900
Illinois Tool Works Inc.	52,000	9,393,800
Nordson Corp.	53,700	11,398,899
nVent Electric PLC	323,300	10,219,513
Waste Management Inc.	68,600	10,990,406
14.9% - Total For Industrials		$76,278,438

PPG Industries, Inc.	69,495	7,692,402
1.5% - Total For Materials		$7,692,402

Accenture PLC - Class A	37,790	9,723,367

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Portfolio of Investments as of September 30, 2022 - unaudited

		Shares	Fair Value
Adobe Inc.*		40,225	11,069,920
Analog Devices, Inc.		108,000	15,048,720
Apple Inc.		73,760	10,193,632
Fidelity National Information Services Inc.		115,600	8,735,892
Mastercard Inc.- Class A		32,350	9,198,399
Microsoft Corp.		64,020	14,910,258
S&P Global Inc		30,140	9,203,249
VISA Inc. - Class A		85,700	15,224,605
20.1% - Total For Technology			$103,308,042

American Tower Corp.		43,857	9,416,098
1.8% - Total For Real Estate			$9,416,098

Alliant Energy Corp.		186,300	9,872,037
American Electric Power		121,000	10,460,450
4.0% - Total For Utilities			$20,332,487

Total Common Stocks	96.5%		$496,081,127
(Identified Cost $428,597,637)

Cash Equivalents
First American Government Obligation Fund, Class Z**		18,211,340	18,211,340
Total Cash Equivalents	3.5%		$18,211,340
(Identified Cost $18,211,340)

Total Portfolio Value	100.0%		$514,292,467
(Identified Cost $446,808,977)

Assets in Excess of Other Liabilities 0.0%			$132,890

Total Net Assets 100.0%			$514,425,357

* Non-income producing security.

** Variable Rate Security; as of September 30, 2022, the 7 day annualized yield was 2.74%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2022 - unaudited

	Shares	Fair Value
Common Stocks
New York Times Co - Class A	46,600	$1,339,750
1.3% - Total For Communications		$1,339,750

BorgWarner Inc.	19,600	615,440
Floor & Decor Holdings Inc.	13,600	955,536
Lithia Motors Inc. - Class A	5,500	1,180,025
LKQ Corp.	33,000	1,555,950
NVR Inc.	270	1,076,512
Sleep Number Corp.*	17,700	598,437
Steven Madden LTD	20,500	546,735
Williams-Sonoma Inc.	10,900	1,284,565
7.3% - Total For Consumer Discretionary		$7,813,200

BJs Wholesale Club Holdings Inc.*	28,700	2,089,647
Reynolds Consumer Product Inc.	26,800	697,068
2.6% - Total For Consumer Staples		$2,786,715

World Fuel Services Corp.	48,500	1,136,840
1.1% - Total For Energy		$1,136,840

American Financial Group Inc.	15,000	1,843,950
Arrow Financial Corp.	53,978	1,555,651
Axis Capital Holdings Ltd.	42,300	2,079,045
Diamond Hill Investment Group Inc.	4,900	808,500
Everest Re Group Ltd.	8,300	2,178,252
Farmers National Banc Corp.	130,400	1,706,936
First Horizon National Bank Corp.	37,424	857,010
SEI Investments Co.	35,100	1,721,655
Signature Bank	11,700	1,766,700
Wintrust Financial Corp.	26,300	2,144,765
15.6% - Total For Financial Services		$16,662,464

Catalent Inc.*	9,000	651,240
Charles River Laboratories International Inc.*	5,500	1,082,400
Chemed Corp.	3,400	1,484,304
Collegium Pharmaceutical Inc.*	81,400	1,304,028
Globus Medical Inc. - Class A*	21,000	1,250,970
LeMaitre Vascular Inc.	28,100	1,424,108
Repligen Corp.	7,800	1,459,458
Universal Health Services Inc. - Class B	13,400	1,181,612
US Physical Therapy Inc.	18,400	1,398,768
10.5% - Total For Health Care		$11,236,888

AMN Healthcare Services Inc.*	20,000	2,119,200
Applied Industrial Technologies Inc.	23,700	2,435,886
Comfort Systems USA Inc.	17,100	1,664,343
Donaldson Company Inc.	29,100	1,426,191
Gorman-Rupp Co.	50,500	1,201,395
Hubbell Inc.	7,800	1,739,400
IDEX Corp.	6,900	1,378,965
Littelfuse Inc.	6,900	1,370,961
Nordson Corp.	7,800	1,655,706
nVent Electric PLC	63,500	2,007,235
Regal Rexnord Corp.	12,000	1,684,320
Siteone Landscape Supply	10,700	1,114,298

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2022 - unaudited

		Shares	Fair Value
A.O. Smith Corp.		30,000	1,457,400
Watsco Inc.		5,200	1,338,792
Watts Water Tech Inc. - Class A		9,900	1,244,727
22.4% - Total For Industrials			$23,838,819

Avery Dennison Corp.		9,700	1,578,190
Avient Corp.		20,800	630,240
H.B. Fuller Co.		26,800	1,610,680
Hawkins Inc.		40,000	1,559,600
RPM International Inc.		15,600	1,299,636
Sonoco Products Co.		32,000	1,815,360
8.0% - Total For Materials			$8,493,706

Amdocs Ltd.		9,900	786,555
Bentley Systems Inc.		34,800	1,064,532
Black Knight Inc.*		18,800	1,216,924
Blackbaud Inc.*		23,800	1,048,628
CACI International Inc.*		5,300	1,383,618
Fair Isaac Corp.*		4,100	1,689,241
Five9 Inc.		10,600	794,788
Globant S.A*		4,800	897,984
ICF International Inc.		8,700	948,474
Jack Henry & Assoc. Inc.		6,400	1,166,528
Lumentum Holdings Inc.*		14,700	1,007,979
Maximus Inc.		22,800	1,319,436
On Semiconductor Corp.*		17,300	1,078,309
Paylocity Holding Corp.*		6,900	1,666,902
PTC Inc.*		13,200	1,380,719
Tyler Technologies Inc.*		3,900	1,355,250
Wex Inc.*		4,900	622,006
18.2% - Total For Technology			$19,427,873

Camden Property Trust		6,400	764,480
Community Healthcare Trust		37,200	1,218,300
Equity Lifestyle Properties Inc.		18,800	1,181,392
First Industrial Realty Trust Inc.		30,900	1,384,629
Jones Lange Lasalle Inc.		8,800	1,329,416
National Retail Properties Inc.		34,400	1,371,184
Stag Industrial Inc.		37,400	1,063,282
7.8% - Total For Real Estate			$8,312,683

Atmos Energy Corp.		14,500	1,476,825
Portland General Electric Co.		22,100	960,466
Unitil Corp.		28,900	1,342,405
3.5% - Total For Utilities			$3,779,696

Total Common Stocks	98.3%		$104,828,634
(Identified Cost $99,867,903)

Cash Equivalents
First American Government Obligation Fund, Class Z**		5,056,538	5,056,538
Total Cash Equivalents	4.7%		$5,056,538
(Identified Cost $5,056,538)

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Portfolio of Investments as of September 30, 2022 - unaudited

		Shares	Fair Value
Total Portfolio Value	103.0%		$109,885,172
(Identified Cost $104,924,441)

Liabilities in Excess of Other Assets (3.0)%			$(3,219,142)

Total Net Assets 100.0%			$106,666,030

*  Non-income producing security.

** Variable Rate Security; as of September 30, 2022, the 7 day annualized yield was 2.74%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2022 - unaudited

		Shares	Fair Value
Preferred Stocks
Itau Unibanco Holding SA ADR		24,800	$128,216
0.7% - Total For Financial Services			$128,216

Total Preferred Stocks	0.7%		$128,216
(Identified Cost $129,573)

Common Stocks
Baidu, Inc. ADR*		1,200	140,988
Deutsche Telekom AG ADR		7,100	121,126
KDDI Corp. ADR		22,600	331,316
Orange ADR		7,500	67,425
PLDT Inc. ADR		5,600	141,680
Publicis Groupe SA ADR		27,800	328,040
RTL Group SA ADR		15,000	47,758
SK Telecom Co. Ltd. ADR		4,600	88,596
Telenor ASA ADR		9,600	88,224
Tencent Holdings Ltd. ADR		6,800	229,976
WPP PLC ADR		1,800	74,142
9.1% - Total For Communications			$1,659,271

Adidas AG ADR		600	34,446
Alibaba Group Holdings ADR*		1,600	127,984
Bridgestone ADR		8,200	132,020
Bunzl PLC ADR		7,700	234,542
CIE Financiere Richemont AG ADR		22,000	206,030
Daimler AG ADR		3,600	182,556
Daimler Truck AG ADR*		2,200	24,704
Honda Motor Co. Ltd. ADR		5,500	118,745
JD.com Inc. ADR*		1,700	85,510
Magna International Inc.		6,000	284,520
Toyota Motor Corp. ADR		1,100	143,319
8.6% - Total For Consumer Discretionary			$1,574,376

Danone ADR		6,184	58,222
Itochu Corp. ADR		3,700	179,043
L'Oreal ADR		2,800	178,444
Nestle SA ADR		2,800	301,308
Reckitt Benckiser Group PLC ADR		5,900	78,411
Shoprite Holdings Ltd. ADR		32,100	380,706
Unilever PLC ADR		9,200	403,328
Wal-Mart De Mexico SAB de CV ADR		10,600	371,000
10.5% - Total For Consumer Staples			$1,950,462

BP PLC ADR		2,298	65,608
Daqo New Energy Corp.		2,700	143,316
Equinor ASA ADR		4,000	132,440
Shell PLC F Shares ADR		4,600	228,896
Gazprom		14,000	140
TotalEnergies SE ADR		2,352	109,415
Woodside Energy Group Ltd.		7,599	153,196
4.5% - Total For Energy			$833,011

Admiral Group PLC ADR		8,200	175,070
Allianz SE ADR		10,700	167,027

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2022 - unaudited

	Shares	Fair Value
Banco Bradesco ADR	21,678	79,775
Banco Santander SA ADR	37,155	86,200
Bank of Montreal	1,240	108,674
Barclays PLC ADR	15,000	96,000
BNP Paribas ADR	4,000	84,480
China Construction Bank ADR	23,000	264,500
Deutsche Boerse AG ADR	7,000	114,310
Industrial and Commercial Bank Of China Ltd. ADR	33,800	316,706
KB Financial Group Inc. ADR	2,400	72,336
Legal and General Group PLC ADR	5,000	60,150
Manulife Financial Corp.	7,720	120,972
Mitsubishi UFJ Financial Group Inc. ADR	40,000	180,000
National Australia Bank ADR	8,700	82,041
Orix Corp. ADR	2,450	173,142
Royal Bank of Canada	1,900	171,076
Sumitomo Mitsui Financial Group Inc. ADR	67,600	371,800
Tokio Marine Holdings Inc. ADR	6,300	335,286
Toronto Dominion Bank	2,700	165,591
United Overseas Bank Ltd. ADR	4,100	148,666
Zurich Insurance Group Ltd. ADR	3,240	128,887
19.1% - Total For Financial Services		$3,502,689

Alcon Inc.	3,796	220,851
Astellas Pharma Inc. ADR	17,600	234,608
Bayer AG ADR	10,700	123,692
Dr. Reddy's Laboratories Ltd. ADR	3,340	174,816
Novartis AG ADR	2,480	188,505
Novo Nordisk AS ADR	3,700	368,631
Roche Holdings Ltd. ADR	10,500	426,510
Sanofi ADR	2,000	76,040
Takeda Pharmaceutical Co. ADR	9,340	121,140
Taro Pharmaceuticals Ltd.*	3,000	89,940
11.1% - Total For Health Care		$2,024,733

ABB Ltd. ADR	2,900	74,414
Atlas Copco AB ADR	28,400	261,848
BAE Systems PLC ADR	3,800	133,247
Canadian National Railway Co.	1,400	151,186
Compass Group PLC ADR	6,500	128,505
Schneider Electric SE ADR	16,700	375,750
Sensata Technologies Holding NV*	2,200	82,016
Siemens AG ADR	1,800	88,110
7.1% - Total For Industrials		$1,295,076

Air Liquide SA ADR	5,025	114,168
BASF SE ADR	7,400	71,040
BHP Billiton Ltd. ADR	5,400	270,216
Cemex ADR*	30,300	103,929
CIA Siderurcgica NACL ADR	57,100	135,898
Newcrest Mining Ltd. ADR	10,900	121,044
Nitto Denko Corp. ADR	6,900	185,886
Posco ADR	4,200	153,762
Rio Tinto PLC ADR	1,570	86,444
Vale SA ADR	9,600	127,872
7.5% - Total For Materials		$1,370,259

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Portfolio of Investments as of September 30, 2022 - unaudited

		Shares	Fair Value
Cap Gemini SA ADR		4,000	128,080
ASML Holdings		360	149,526
CGI Group Inc.*		5,100	383,724
Infosys Ltd. ADR		20,100	341,097
Lenovo Group Ltd. ADR		24,800	342,240
Open Text Corp.		11,500	304,060
Relx PLC ADR		4,200	102,102
SAP SE ADR		2,200	178,750
Sony Group Corp. ADR		4,500	288,225
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		4,300	294,808
United Microelectronics ADR		55,700	310,249
15.4% - Total For Technology			$2,822,861

Sun Hung Kai Properties Ltd. ADR		27,600	306,912
1.7% - Total For Real Estate			$306,912

Enel SpA ADR		33,700	136,822
Iberdrola SA ADR		5,000	186,050
National Grid PLC ADR		1,629	83,942
SSE PLC ADR		4,000	67,520
2.6% - Total For Utilities			$474,334

Total Common Stocks	97.2%		$17,813,984
(Identified Cost $17,101,609)

Cash Equivalents
First American Government Obligation Fund, Class Z**		258,592	258,592
Total Cash Equivalents	1.4%		$258,592
(Identified Cost $258,592)

Total Portfolio Value	99.3%		$18,200,792
(Identified Cost $17,360,201)

Other Assets in Excess of Liabilities	0.7%		$120,705

Total Net Assets	100.0%		$18,321,497

* Non-income producing security.

** Variable Rate Security; as of September 30, 2022, the 7 day annualized yield was 2.74%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2022 - unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
American Express Co.	1.650%	11/04/2026	2,870,000	$2,502,600
American Express Co.	2.550%	03/04/2027	2,011,000	1,795,658
American Express Co.	3.000%	10/30/2024	1,700,000	1,638,382
AON PLC	3.500%	06/14/2024	3,320,000	3,237,913
AON PLC	3.750%	05/02/2029	7,846,000	7,069,756
AON PLC	4.000%	11/27/2023	2,330,000	2,308,764
Bank of America Corp.	3.248%	10/21/2027	20,000,000	17,943,420
Essex Portfolio LP	3.625%	05/01/2027	2,298,000	2,134,757
Fifth Third Bancorp	4.300%	01/16/2024	15,815,000	15,656,818
Huntington Bancshares	2.550%	02/04/2030	5,628,000	4,560,881
Huntington Bancshares	4.443%	08/04/2028	8,500,000	8,016,724
Huntington Bancshares	2.625%	08/06/2024	3,045,000	2,910,292
JP Morgan Chase & Co.	4.493%	03/24/2031	20,555,000	18,732,532
Keycorp	2.550%	10/01/2029	6,430,000	5,253,484
Keycorp	4.100%	04/30/2028	8,300,000	7,707,297
Marsh & McLennan Co. Inc.	4.375%	03/15/2029	14,237,000	13,544,882
Morgan Stanley	3.700%	10/23/2024	6,154,000	6,003,264
Morgan Stanley	4.000%	07/23/2025	4,500,000	4,367,871
PNC Financial Services	3.450%	04/23/2029	8,500,000	7,618,380
PNC Financial Services	3.900%	04/29/2024	9,991,000	9,845,191
Prologis Inc.	3.875%	09/15/2028	3,470,000	3,233,582
Suntrust Banks Inc.	4.000%	05/01/2025	6,000,000	5,844,864
Truist Bank	2.250%	03/11/2030	14,716,000	11,540,537
US Bancorp	3.000%	07/30/2029	19,180,000	16,540,410
US Bancorp	4.967%	07/22/2033	2,000,000	1,876,182
Wells Fargo & Co.	4.100%	06/03/2026	9,500,000	9,047,743
Wells Fargo & Co.	4.300%	07/22/2027	9,600,000	8,988,154
22.5% - Total For Corporate Bonds: Bank and Finance				$199,920,338

Becton Dickinson & Co.	3.700%	06/06/2027	9,500,000	8,846,514
Becton Dickinson & Co.	3.700%	05/20/2030	1,000,000	838,119
CVS Health Corp.	3.750%	04/01/2030	4,000,000	3,563,192
CVS Health Corp.	4.300%	03/25/2028	10,898,000	10,307,524
Dover Corp.	2.950%	11/04/2029	8,323,000	7,156,790
Dover Corp.	3.150%	11/15/2025	2,802,000	2,644,455
Emerson Electric Co.	1.800%	10/15/2027	8,690,000	7,516,398
Emerson Electric Co.	1.950%	10/15/2030	1,000,000	796,624
Emerson Electric Co.	2.200%	12/21/2031	6,000,000	4,798,518
Enterprise Products	4.150%	10/16/2028	11,617,000	10,806,099
Home Depot Inc.	3.250%	04/15/2032	10,570,000	9,162,837
Johnson Controls International PLC	3.900%	02/14/2026	5,430,000	5,220,027
Kroger Co.	2.200%	05/01/2030	1,000,000	794,206
Kroger Co.	3.500%	02/01/2026	8,850,000	8,393,110
Lowes Cos. Inc.	4.500%	04/15/2030	15,817,000	14,804,981
McDonald's Corp.	2.125%	03/01/2030	4,500,000	3,672,405
McDonald's Corp.	3.600%	07/01/2030	11,000,000	9,905,225
Nike Inc.	3.250%	03/27/2040	7,830,000	6,030,337
Roper Technologies Inc.	2.950%	09/15/2029	11,360,000	9,579,968
Starbucks Corp.	2.250%	03/12/2030	2,621,000	2,121,094
Starbucks Corp.	3.550%	08/15/2029	15,000,000	13,542,420
Verizon Communication Inc.	4.016%	12/03/2029	18,390,000	16,674,728
Xylem Inc.	1.950%	01/30/2028	1,535,000	1,300,073
Walt Disney Co.	3.800%	03/22/2030	17,000,000	15,490,247
19.6% - Total For Corporate Bonds: Industrial				$173,965,891

Berkshire Hathaway Energy Co.	3.250%	04/15/2028	2,000,000	1,813,410
Berkshire Hathaway Energy Co.	3.700%	07/15/2030	2,900,000	2,611,885
Duke Energy Corp.	2.450%	06/01/2030	11,000,000	8,805,808
Duke Energy Corp.	2.650%	09/01/2026	6,000,000	5,443,194
Eversource Energy	1.650%	08/15/2030	232,000	175,285
Eversource Energy	3.300%	01/15/2028	6,440,000	5,828,052
Eversource Energy	4.250%	04/01/2029	11,229,000	10,388,352

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2022 - unaudited

Georgia Power Co.	2.200%	09/15/2024	260,000	246,097
Georgia Power Co.	2.650%	09/15/2029	17,141,000	14,170,636
Interstate Power & Light Co.	2.300%	06/01/2030	4,920,000	3,944,133
Interstate Power & Light Co.	3.400%	08/15/2025	1,000,000	947,808
Interstate Power & Light Co.	4.100%	09/26/2028	11,880,000	11,223,654
National Rural Utility Cooperative Finance Corp.	2.400%	03/15/2030	15,950,000	13,147,298
National Rural Utility Cooperative Finance Corp.	3.400%	02/07/2028	335,000	308,653
Virginia Electric & Power Co.	2.950%	11/15/2026	2,550,000	2,350,174
Virginia Electric & Power Co.	3.450%	02/15/2024	1,590,000	1,558,815
Virginia Electric & Power Co.	3.500%	03/15/2027	2,845,000	2,665,830
Xcel Energy Inc.	3.300%	06/01/2025	1,201,000	1,146,356
Xcel Energy Inc.	3.400%	06/01/2030	3,750,000	3,263,715
Xcel Energy Inc.	4.000%	06/15/2028	15,182,000	14,245,848
11.7% - Total For Corporate Bonds: Utilities				$104,285,003

53.8% Total For Corporate Bonds				$478,171,232

United States Government Treasury Obligations
Treasury Bond	2.375%	02/15/2042	10,000,000	7,662,500
Treasury Bond	2.500%	02/15/2045	45,500,000	34,672,411
Treasury Bond	2.500%	05/15/2046	23,500,000	17,801,250
Treasury Bond	2.000%	02/15/2050	32,625,000	22,404,207
Treasury Note	1.750%	11/15/2026	8,500,000	7,384,375
Treasury Note	2.250%	08/15/2027	2,000,000	1,837,812
Treasury Note	0.625%	12/31/2027	9,500,000	7,967,384
Treasury Note	3.125%	11/15/2028	5,000,000	4,749,610
Treasury Note	1.500%	02/15/2030	39,000,000	33,101,250
Treasury Note	1.375%	11/15/2031	15,500,000	12,598,602
Treasury Note	2.875%	05/15/2032	58,000,000	53,659,048
Treasury Note	2.750%	08/15/2047	32,000,000	25,560,000
25.8% - Total For United States Government Treasury Obligations				$229,398,449

United States Government Agency Obligations - Mortgage-backed Securities
FHLMC 10/1 Hybrid ARM (12 month ICE LIBOR + 1.860%)*	2.345%	04/01/2042	175,617	173,762
FHLMC Pool 780439 (1 year US T-Note Yield Curve + 2.223%)*	3.223%	04/01/2033	18,959	18,877
FHLMC Pool A89335	5.000%	10/01/2039	67,269	67,689
FHLMC Pool C01005	8.000%	06/01/2030	583	630
FHLMC Pool G06616	4.500%	12/01/2035	215,484	211,094
FHLMC Pool G08068	5.500%	07/01/2035	470,771	482,262
FHLMC Pool G15897	2.500%	09/01/2031	989,462	921,370
FHLMC Pool G18642	3.500%	04/01/2032	1,740,104	1,664,934
FHLMC Pool G18667	3.500%	10/01/2032	864,516	827,169
FHLMC Pool G30933	4.000%	01/01/2036	7,488,361	7,183,278
FHLMC Pool G31087	4.000%	07/01/2038	1,258,215	1,207,330
FHLMC Pool SC0047	3.000%	01/01/2040	14,024,271	12,557,612
FHLMC Pool ZA3721	3.000%	06/01/2029	5,417,650	5,129,745
FHLMC Series 2877 Class AL	5.000%	10/15/2024	23,813	23,824
FHLMC Series 2985 Class GE	5.500%	06/15/2025	30,150	30,432
FHLMC Series 3109 Class ZN	5.500%	02/15/2036	708,895	722,385
FHLMC Series 3592 Class BZ	5.000%	10/15/2039	452,526	454,789
FHLMC Series 3946 Class LN	3.500%	04/15/2041	138,893	134,795
FHLMC Series 4105 Class PJ	3.500%	06/15/2041	434,585	422,428
FHLMC Series 4180 Class ME	2.500%	10/15/2042	1,012,030	949,397
FHLMC Series 4287 Class AB	2.000%	12/15/2026	492,966	469,348
FHLMC Series 4517 Class PC	2.500%	05/15/2044	728,285	684,065
FHLMC Series 4567 Class LA	3.000%	08/15/2045	140,146	130,717
FHLMC Series 4582 Class PA	3.000%	11/15/2045	1,230,031	1,140,966
FHLMC Series 4689 Class DA	3.000%	07/15/2044	370,012	357,534
FHLMC Series 4709 Class EA	3.000%	01/15/2046	444,592	420,159
FHLMC Series 4768 Class GA	3.500%	09/15/2045	2,520,480	2,434,509
FHLMC Series 4831 Class BA	3.500%	10/15/2044	495,689	489,995
FHLMC Series 4906 Class DE	2.500%	09/25/2049	4,117,203	3,629,693
FNMA Pool 725027	5.000%	11/01/2033	156,751	156,982
FNMA Pool 725704	6.000%	08/01/2034	62,201	64,702
FNMA Pool 888223	5.500%	01/01/2036	216,559	221,592

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2022 - unaudited

FNMA Pool 995112	5.500%	07/01/2036	151,167	154,127
FNMA Pool AA4392	4.000%	04/01/2039	372,373	354,753
FNMA Pool AL6923	3.000%	05/01/2030	3,739,212	3,540,626
FNMA Pool AL9309	3.500%	10/01/2031	552,884	528,685
FNMA Pool AL9623	4.000%	12/01/2036	1,770,029	1,702,577
FNMA Pool AN8842	3.320%	04/01/2028	6,000,000	5,633,094
FNMA Pool AN9848	3.740%	07/01/2028	6,438,000	6,132,163
FNMA Pool AS5794	3.000%	09/01/2030	1,084,947	1,023,164
FNMA Pool AS6548	2.500%	01/01/2031	2,602,208	2,426,567
FNMA Pool AU7025	3.000%	11/01/2043	10,891,885	9,711,957
FNMA Pool BD2396	2.500%	12/01/2031	5,838,502	5,431,190
FNMA Pool BL0752	3.650%	01/01/2029	5,000,000	4,755,620
FNMA Pool BL2935	3.150%	06/01/2029	5,000,000	4,604,365
FNMA Pool BM5003	4.000%	11/01/2042	1,359,034	1,281,994
FNMA Pool FM9469	4.000%	08/01/2039	3,816,322	3,658,964
FNMA Pool BM1971	3.500%	12/01/2035	1,451,483	1,366,461
FNMA Pool MA0384	5.000%	04/01/2030	354,065	347,407
FNMA Pool MA2773	3.000%	09/01/2036	3,485,338	3,177,088
FNMA Pool MA3186	4.000%	10/01/2037	6,105,860	5,840,456
FNMA Pool MA3337	4.000%	04/01/2038	1,715,097	1,638,843
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	32,373	32,374
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	285,356	273,272
FNMA Series 2013-75 Class EG	3.000%	02/25/2043	282,711	263,929
FNMA Series 2014-04 Class PC	3.000%	02/25/2044	1,187,985	1,135,057
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	122,198	118,286
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	1,379,935	1,304,254
FNMA Series 2016-2 Class PB	2.000%	02/25/2046	250,567	230,732
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	581,046	534,275
FNMA Series 2016-40 Class PA	3.000%	07/25/2045	113,751	105,859
FNMA Series 2016-49 Class PA	3.000%	09/25/2045	978,053	906,286
FNMA Series 2016-64 Class PG	3.000%	05/25/2045	2,324,171	2,171,833
FNMA Series 2016-79 Class L	2.500%	10/25/2044	602,954	557,503
FNMA Series 2017-30 Class G	3.000%	07/25/2040	9,120	9,120
FNMA Series 2018-25 Class P	3.500%	03/25/2046	2,440,897	2,341,721
FNMA Series 2018-67 Class BA	4.500%	03/25/2046	1,883,508	1,873,601
FNMA Series 2020-95 Class GA	1.000%	01/01/2051	2,681,060	2,049,429
FNMA Series 2022-25 Class KA	4.000%	09/25/2048	9,808,615	9,433,818
GNMA GNR 21-175	2.000%	10/20/2051	17,947,005	15,244,617
GNMA II Pool 2658	6.500%	10/20/2028	6,630	6,848
GNMA II Pool 2945	7.500%	07/20/2030	946	1,008
GNMA II Pool 4187	5.500%	07/20/2038	7,617	7,824
GNMA II Pool 4847	4.000%	11/20/2025	60,598	59,608
GNMA Pool 780400	7.000%	12/15/2025	573	584
GNMA Pool 780420	7.500%	08/15/2026	418	429
16.3% - Total For Government Agency Obligations - Mortgage-backed Securities				$145,356,432

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	1,085,000	997,294
Kansas Development Finance Authority Revenue	3.941%	04/15/2026	8,000,000	7,855,368
Hamilton County Ohio	3.374%	06/01/2034	5,000,000	4,172,805
Kentucky Property and Buildings Commission Revenue	6.164%	08/01/2023	273,000	276,497
Pennsylvania State University	1.893%	09/01/2026	4,635,000	4,191,750
University of Cincinnati Ohio General Receipts Revenue	2.162%	06/01/2025	2,185,000	2,055,119
University of Washington Revenue	5.400%	06/01/2036	3,000,000	3,082,080
2.5% - Total For Taxable Municipal Bonds				$22,630,913

Total Fixed Income Securities - Bonds	98.4%			$875,557,026
(Identified Cost $1,013,028,096)

Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	264,996	6,386,404
Total Preferred Stocks	0.7%			$6,386,404
(Identified Cost $6,491,218)

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Portfolio of Investments as of September 30, 2022 - unaudited

		Shares
Cash Equivalents
First American Government Obligation Fund, Class Z**		1,300,390	1,300,390
Total Cash Equivalents	0.2%		$1,300,390
(Identified Cost $1,300,390)

Total Portfolio Value	99.3%		$883,243,820
(Identified Cost $1,020,819,704)

Other Assets in Excess of Liabilities	0.7%		$6,143,196

Total Net Assets	100%		$889,387,016

* Variable Rate Security; the rate shown is as of September 30, 2022.

** Variable Rate Security; as of September 30, 2022, the 7 day annualized yield was 2.74%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Banks

FHLMC - Federal Home Loan Mortgage Corp.

FNMA -  Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2022 - unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Abilene Texas GO Limited	5.000%	02/15/2029	730,000	$795,904
Austin Texas GO Limited	5.000%	09/01/2029	1,000,000	1,064,250
Brecksville Ohio GO Limited	4.000%	12/01/2051	1,885,000	1,666,513
Cincinnati Ohio GO Unlimited	4.000%	12/01/2030	685,000	699,330
Cincinnati Ohio GO Unlimited	4.000%	12/01/2032	1,000,000	1,011,550
Columbus Ohio GO Unlimited	4.000%	04/01/2031	1,000,000	1,016,350
Columbus Ohio GO	5.000%	04/01/2032	600,000	650,664
Columbus Ohio GO Unlimited	5.000%	04/01/2034	1,400,000	1,507,618
Columbus Ohio GO Unlimited	5.000%	04/01/2038	750,000	809,670
Columbus Ohio GO Unlimited	5.000%	04/01/2041	3,120,000	3,332,722
Dublin Ohio GO Limited	4.000%	12/01/2028	500,000	510,930
Fort Worth Texas GO	5.000%	03/01/2028	1,000,000	1,079,280
Hurst Texas GO Limited	4.000%	08/15/2031	335,000	337,352
Lakewood Ohio GO Limited	4.000%	12/01/2028	840,000	861,857
Lakewood Ohio GO Limited	4.000%	12/01/2029	300,000	306,756
Lakewood Ohio GO Limited	5.000%	12/01/2036	500,000	521,355
Reynoldsburg Ohio GO Limited	4.000%	12/01/2030	1,000,000	1,025,670
Reynoldsburg Ohio GO Limited	4.000%	12/01/2031	595,000	606,442
Strongsville Ohio GO Limited	4.000%	12/01/2030	350,000	353,307
8.6% - Total For General Obligation - City				$18,157,520

Bexar County Texas GO Limited	4.000%	06/15/2037	1,360,000	1,315,083
Butler County Ohio GO Limited	5.250%	12/01/2026	1,000,000	1,055,350
Clark County Ohio GO Limited	5.000%	12/01/2028	325,000	356,896
Hamilton County Ohio GO Limited	5.000%	12/01/2028	500,000	542,400
Lorain County Ohio GO Unlimited	4.000%	12/01/2030	450,000	454,914
Lucas County Ohio GO Limited	4.000%	10/01/2028	1,000,000	1,014,680
Lucas County Ohio GO Limited	4.000%	10/01/2029	605,000	611,836
Summit County Ohio GO Limited	4.000%	12/01/2031	500,000	503,995
2.8% - Total For General Obligation - County				$5,855,154

Ohio GO Unlimited	5.000%	09/15/2029	1,030,000	1,138,397
Ohio GO Unlimited	5.000%	06/15/2030	1,335,000	1,486,816
Ohio GO Unlimited	5.000%	05/01/2031	850,000	885,640
Ohio GO Unlimited	5.000%	06/15/2034	1,000,000	1,081,410
Ohio GO Unlimited	5.000%	06/15/2035	1,000,000	1,074,960
Ohio GO Unlimited	5.000%	06/15/2039	2,000,000	2,118,820
Pennsylvania GO Unlimited	4.000%	01/01/2030	645,000	655,926
Pennsylvania GO Unlimited	4.000%	03/01/2037	1,000,000	963,912
Washington GO Unlimited	5.000%	08/01/2044	2,000,000	2,114,480
5.5% - Total For General Obligation - State				$11,520,361

Bowling Green State University Ohio Revenue	4.000%	06/01/2045	2,830,000	2,484,621
Bowling Green State University Ohio Revenue	5.000%	06/01/2030	750,000	798,232
Bowling Green State University Ohio Revenue	5.000%	06/01/2031	500,000	530,700
Bowling Green State University Ohio Revenue	5.000%	06/01/2032	500,000	528,970
Bowling Green State University Ohio Revenue	5.000%	06/01/2037	1,000,000	1,053,320
Butler University Revenue	4.000%	02/01/2029	940,000	952,107
Butler University Revenue	5.000%	02/01/2032	1,065,000	1,148,230
Cuyahoga County Ohio Community College GO Unlimited	4.000%	12/01/2033	1,275,000	1,282,727
Cuyahoga County Ohio Community College GO Unlimited	5.000%	12/01/2027	400,000	424,276
Ohio Higher Education Facilities Revenue	5.000%	05/01/2032	630,000	674,509
Ohio Higher Education Facilities Revenue	5.000%	12/01/2029	540,000	580,219
Ohio Higher Education Facilities Revenue	5.000%	05/01/2030	570,000	615,663
Denison University Ohio Revenue	5.000%	11/01/2030	400,000	436,420
Denison University Ohio Revenue	5.000%	11/01/2033	325,000	347,857
Kent State University Ohio General Receipt Revenue	5.000%	05/01/2028	710,000	749,327
Kent State University Ohio Revenue	5.000%	05/01/2031	1,000,000	1,099,320
Kent State University Ohio Revenue	5.000%	05/01/2035	2,000,000	2,140,660
Kent State University Ohio Revenue	5.000%	05/01/2045	950,000	980,656
Miami University Ohio General Receipts Revenue	4.000%	09/01/2036	1,000,000	958,177
Miami University Ohio General Receipts Revenue	4.000%	09/01/2045	3,110,000	2,795,517
Miami University Ohio General Receipts Revenue	5.000%	09/01/2031	735,000	777,652
Ohio Higher Education Facilities Revenue - University of Dayton	5.000%	12/01/2036	2,010,000	2,077,275
Ohio Higher Education Facilities Revenue - University of Dayton	5.000%	02/01/2035	1,350,000	1,420,443
Ohio Higher Education Facilities Revenue - University of Dayton	5.000%	02/01/2036	1,050,000	987,541
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	12/01/2033	620,000	603,192
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/2036	1,000,000	992,596
Ohio State University General Receipts Revenue	4.000%	06/01/2030	200,000	203,436
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2028	410,000	424,539
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	650,000	663,117
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2029	435,000	458,925
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2030	720,000	744,257
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2033	1,000,000	1,046,600
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2034	400,000	421,304

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2022 - unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
University of Akron Ohio General Receipts Revenue	4.000%	01/01/2027	2,050,000	2,098,400
University of Akron Ohio General Receipts Revenue	5.000%	01/01/2027	350,000	369,733
University of Cincinnati General Receipts Revenue	4.000%	06/01/2036	250,000	240,814
University of Cincinnati General Receipts Revenue	5.000%	06/01/2036	1,250,000	1,319,987
University of Cincinnati General Receipts Revenue	5.000%	06/01/2039	1,250,000	1,273,550
University of Dayton Revenue	5.000%	12/01/2036	470,000	485,731
University of North Dakota Certificate of Participation	4.000%	06/01/2037	555,000	532,564
University of Toledo Revenue	5.000%	06/01/2026	885,000	894,195
University of Toledo Revenue	5.000%	06/01/2034	1,000,000	1,038,210
University of Toledo Revenue	5.000%	06/01/2027	1,590,000	1,691,792
University of Toledo Revenue	5.000%	06/01/2031	500,000	546,765
19.9% - Total For Higher Education				$41,894,126

Butler County Ohio Cincinnati Childrens Hospital Medical Center Revenue	5.000%	05/15/2030	1,005,000	1,097,802
Franklin County Ohio Hospital Revenue Nationwide Childrens	4.000%	11/01/2036	800,000	756,937
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2032	500,000	527,600
Franklin County Ohio Hospital Revenue Nationwide Childrens	5.000%	11/01/2048	3,100,000	3,217,831
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	05/15/2028	1,715,000	1,757,721
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	11/15/2041	2,410,000	2,516,691
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital	5.000%	11/15/2049	1,300,000	1,371,604
Ohio State Hospital Facilities Revenue	5.000%	01/01/2031	1,000,000	1,066,790
Ohio State Hospital Facilities Revenue	4.000%	01/01/2036	2,100,000	2,015,574
South Carolina Jobs Economic Dev Auth Hopsital Facilities	5.000%	10/01/2035	1,000,000	1,043,640
7.3% - Total For Hospital/Health Bonds				$15,372,190

Columbus Ohio Metropolitan Library Special Obligation Revenue	4.000%	12/01/2030	755,000	781,961
Columbus Ohio Metropolitan Library Special Obligation Revenue	5.000%	12/01/2027	500,000	537,900
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2028	450,000	484,286
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2029	375,000	406,860
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2030	600,000	650,664
Franklin County Ohio Convention Facilities Authority Revenue	5.000%	12/01/2032	505,000	542,643
Ohio Infrastructure Improvement	5.000%	03/01/2041	1,500,000	1,608,960
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	02/01/2030	500,000	519,540
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2031	710,000	799,836
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2029	1,500,000	1,657,080
Ohio Parks and Recreation Capital Facilities Revenue	5.000%	12/01/2035	1,160,000	1,240,098
4.4% - Total For Revenue Bonds - Facility				$9,229,828

Cincinnati Ohio Water System Revenue	4.000%	12/01/2030	1,000,000	1,026,340
Cleveland Ohio Water Revenue	5.000%	01/01/2033	500,000	547,990
Evansville Indiana Waterworks District Revenue (BAM Insured)	4.000%	01/01/2029	400,000	404,820
Hamilton Ohio Sewer System Revenue	5.000%	12/01/2030	1,000,000	1,106,780
Hamilton Ohio Wastewater System Revenue (BAM Insured)	5.000%	10/01/2027	930,000	1,007,655
Ohio Water Development Authority Revenue Polution Control	5.000%	12/01/2031	1,130,000	1,203,947
Ohio Water Development Authority Revenue	5.250%	12/01/2034	2,000,000	2,251,060
Ohio Water Development Authority Revenue	5.000%	06/01/2046	4,215,000	4,484,971
Ohio Water Development Authority Revenue Polution Control	5.000%	06/01/2033	615,000	674,255
Ohio Water Development Authority Revenue Polution Control	5.000%	12/01/2039	1,165,000	1,242,554
Ohio Water Development Authority Revenue Polution Control	5.000%	12/01/2040	1,000,000	1,074,230
Ohio Water Development Authority Revenue Polution Control	5.000%	12/01/2046	3,880,000	3,462,334
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation	4.000%	12/01/2031	400,000	401,960
Wise County Virginia Soil & Wastewater	1.200%	11/01/2040	1,000,000	955,050
9.4% - Total For Revenue Bonds - Water & Sewer				$19,843,946

Akron Ohio Certificate of Participation	5.000%	12/01/2025	500,000	521,605
Akron Ohio Income Tax Revenue	4.000%	12/01/2031	870,000	874,507
Akron Ohio Income Tax Revenue	5.000%	12/01/2027	510,000	546,863
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	4.750%	11/01/2030	500,000	520,380
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project)	5.000%	11/01/2032	525,000	549,964
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue	5.000%	06/01/2030	655,000	679,962
Mobile Alabama Industrial Development Board Pollution Control Revenue	2.924%	07/15/2034	1,025,000	1,018,217
Monroe County Georgia Development Authority Pollution Control Revenue	0.233%	07/01/2049	1,000,000	893,611
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2027	1,060,000	1,124,342
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/2028	570,000	604,445
Ohio Special Obligation Revenue	5.000%	12/01/2029	510,000	543,915
Ohio Special Obligation Revenue	5.000%	10/01/2031	1,945,000	2,118,358
Ohio Special Obligation Revenue	5.000%	10/01/2032	1,545,000	1,675,135
Ohio Special Obligation Revenue	5.000%	04/01/2033	1,570,000	1,707,642
Ohio Special Obligation Revenue	5.000%	04/01/2039	1,000,000	1,052,360
Ohio Special Obligation Revenue	5.000%	04/01/2029	665,000	693,362
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2036	400,000	370,695
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2037	575,000	525,608
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2038	400,000	361,295
St. Xavier High School Inc. Ohio Revenue	4.000%	04/01/2039	400,000	357,545
Riversouth Ohio Authority Revenue	4.000%	12/01/2031	700,000	705,523

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2022 - unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2027	220,000	221,676
Summit County Ohio Development Finance Authority Akron Lease Revenue	4.000%	12/01/2028	435,000	436,570
8.6% - Total For Other Revenue Bonds				$18,103,580

Aldine Texas ISD GO Unlimited	4.000%	02/15/2030	780,000	788,455
Arcanum-Butler Ohio LSD GO	4.000%	12/01/2029	675,000	683,363
Arcanum-Butler Ohio LSD GO	4.000%	12/01/2030	650,000	656,279
Ashland Ohio CSD GO Unlimited	4.000%	11/01/2028	505,000	525,286
Athens Ohio CSD GO Unlimited	4.000%	12/01/2033	750,000	754,005
Bellbrook-Sugarcreek Ohio LSD GO Unlimited	4.000%	12/01/2031	325,000	328,396
Bellfontaine Ohio SCD GO Unlimited (National RE Insured)	5.500%	12/01/2026	615,000	653,647
Berea Ohio CSD GO Unlimited	4.000%	12/01/2031	500,000	502,100
Big Walnut Ohio LSD GO Unlimited	4.000%	12/01/2033	500,000	502,650
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2030	290,000	297,273
Bloom-Carroll Ohio LSD GO Unlimited	4.000%	11/01/2031	150,000	152,613
Bloom-Carroll Ohio LSD GO Unlimited (SDCP)	4.000%	11/01/2029	325,000	334,327
Brownsville Indianna CSC Revenue	5.000%	01/15/2027	535,000	566,725
Chillicothe Ohio SD GO Unlimited (AGM Insured)	4.000%	12/01/2029	400,000	402,384
Cleveland Heights and University Heights Ohio CSD GO Unlimited	4.000%	12/01/2032	1,000,000	1,011,420
Colorado Building Excellent Schools Today Certificates of Participation	4.000%	03/15/2030	1,000,000	1,019,060
Columbus Ohio CSD GO Unlimited	4.000%	12/01/2029	400,000	407,888
Daviess County Kentucky SD GO Unlimited	5.000%	06/01/2027	1,825,000	1,938,515
Dexter Michigan CSD GO Unlimited	4.000%	05/01/2031	670,000	671,374
Dublin Ohio CSD GO Unlimited	4.000%	12/01/2034	500,000	501,310
Elyria Ohio SCD GO Unlimited (SDCP)	4.000%	12/01/2030	1,000,000	1,016,950
Festus Missouri SD Certificates of Participation	4.000%	04/01/2026	875,000	893,664
Greencastle Indiana School Corp Revenue	4.000%	07/15/2029	695,000	702,979
Green County Ohio Vocational SD GO Unlimited	4.000%	12/01/2035	1,000,000	985,894
Houston Texas ISD GO Limited	5.000%	02/15/2030	440,000	462,779
Hudson Ohio CSD GO Unlimited	4.000%	12/01/2033	800,000	805,504
Huntington County Indiana Countryside School Building Corp. Revenue	4.000%	01/15/2028	1,000,000	1,022,000
Jackson Milton Ohio LSD Certificates of Participation (BAM Insured)	4.000%	06/01/2031	270,000	270,780
Johnstown-Monroe Ohio LSD GO Unlimited	4.000%	12/01/2029	800,000	816,392
Kenton County Kentucky SD Finance Corp. Revenue	4.000%	02/01/2028	400,000	404,332
Kenton County Kentucky SD Finance Corp. Revenue	5.000%	02/01/2028	1,000,000	1,068,270
Kettering Ohio CSD GO Unlimited	4.000%	12/01/2030	400,000	405,044
Kettering Ohio CSD GO Unlimited	5.250%	12/01/2031	500,000	549,215
Logan Hocking Ohio LSD Certificates of Participation	4.000%	12/01/2032	420,000	424,914
Mayfield Ohio CSD Certificates of Participation	4.000%	09/01/2032	280,000	281,814
McCracken County Kentucky SD Finance Corp	5.000%	08/01/2032	580,000	634,068
Menifee County Kentucky SD Financial Corp. Revenue	3.000%	08/01/2027	615,000	592,523
Middletown Ohio CSD GO Umlimited (SDCP)	4.000%	12/01/2027	585,000	595,594
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured)	5.500%	12/01/2030	1,260,000	1,398,676
Munster Indiana School Building Corp. Revenue (State Intercept)	4.000%	01/15/2029	400,000	408,948
North Olmsted Ohio CSD GO Unlimited	4.000%	12/01/2029	500,000	513,740
Olentangy LSD Ohio GO Unlimited	4.000%	12/01/2031	1,000,000	1,016,660
Orchard Farm Missouri SD Certificate of Participation	4.000%	04/01/2029	550,000	570,922
Owen County Kentucky SD Revenue	4.000%	04/01/2027	1,320,000	1,345,595
Palm Beach Florida SD Certificates of Participation	5.000%	08/01/2039	1,000,000	1,047,710
Pennsbury Pennsylvania SD GO Limited	5.000%	08/01/2029	550,000	584,518
Princeton Ohio CSD Certificates of Participation	3.500%	12/01/2026	275,000	273,520
Princeton Ohio CSD GO Unliimited (National RE Insured)	5.250%	12/01/2030	1,735,000	1,939,001
Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP)	4.000%	12/01/2027	965,000	989,000
Talawanda Ohio CSD	5.000%	12/01/2027	775,000	837,581
Teays Valley Ohio LSD	4.000%	12/01/2032	580,000	586,044
Toledo Ohio CSD GO Unlimited	5.000%	12/01/2029	660,000	694,089
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2028	410,000	419,795
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2029	500,000	510,245
Trotwood-Madison Ohio CSD GO Unlimited (SDCP)	4.000%	12/01/2030	350,000	355,932
Upper Arlington Ohio CSD GO Unlimited	4.000%	12/01/2030	1,380,000	1,409,477
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation	4.000%	04/01/2030	395,000	397,524
Westerville Ohio SCD Certificate of Participation	5.000%	12/01/2032	555,000	592,302
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured)	4.000%	03/01/2030	810,000	812,381
19.6% - Total For School District				$41,333,446

Colorado State Certificate of Participation	4.000%	12/15/2034	1,000,000	975,791
Colorado State Certificate of Participation	4.000%	12/15/2039	2,000,000	1,847,534
Kentucky Association of Counties Finance Corp. Revenue	4.000%	02/01/2029	575,000	577,421
Kentucky Certificates of Participation	4.000%	04/15/2028	695,000	709,338
Kentucky Certificates of Participation	4.000%	04/15/2031	500,000	499,791
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2029	600,000	624,432
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/2030	600,000	623,874
Kentucky Property and Buildings Commission Revenue	5.000%	10/01/2026	635,000	670,179
Kentucky Property and Buildings Commission Revenue	5.000%	04/01/2026	525,000	551,481

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Portfolio of Investments as of September 30, 2022 - unaudited

Municipal Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Kentucky Property and Buildings Commission Revenue	5.000%	04/01/2028	1,000,000	1,061,220
Kentucky Property and Buildings Commission Revenue	5.000%	05/01/2034	2,340,000	2,506,444
Ohio Certificate of Participation	5.000%	09/01/2027	1,520,000	1,634,182
Washington Certificates of Participation	5.000%	01/01/2041	675,000	704,599
6.2% - Total For State Agency				$12,986,286

FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement)	3.400%	01/25/2036	1,892,741	1,711,714
FHLMC Series M 053 Class A	4.250%	06/15/2035	3,928,560	3,256,466
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.500%	11/01/2050	795,000	774,722
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.500%	11/01/2050	2,325,000	2,259,788
Missouri State Housing Development Commission Single Family Mortgage Revenue	3.875%	05/01/2050	1,470,000	1,449,843
Ohio Housing Finance Agency Residential Mortgage Revenue	3.000%	03/01/2052	1,910,000	1,810,298
Ohio Housing Finance Agency Residential Mortgage Revenue	3.700%	03/01/2032	520,000	477,482
5.6% - Total For Housing				$11,740,313

Total Municipal Income Securities - Bonds	97.7%			$206,036,750
(Identified Cost $229,301,112)

			Shares
Cash Equivalents
Dreyfus AMT-Free Tax Cash Management Fund***			2,151,510	2,151,080
Total Cash Equivalents	1.0%			$2,151,080
(Identified Cost $2,151,080)

Total Portfolio Value	98.7%			$208,187,830
(Identified Cost $231,452,192)

Other Assets in Excess of Liabilities	1.3%			$2,726,015

Total Net Assets	100.0%			$210,913,845

* Pre-refunded / Escrowed-to-Maturity Bonds; as of September 30, 2022, these bonds represented 1.38% of total assets.

** Variable Rate Security; as of September 30, 2022, the 7 day annualized yield was 1.96%.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

BAM - Build America Mutual   CSC - Community School Corporation

CSD - City School District   FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

PSD - Public School District

SD - School District

SDCP - Ohio School District Credit Program

SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2022 - unaudited

Fixed Income Securities - Bonds	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
ACE INA Holdings	3.350%	05/15/2024	2,697,000	$2,633,502
American Express Credit	2.500%	07/30/2024	2,900,000	2,776,869
AON PLC	3.500%	06/14/2024	2,385,000	2,326,031
AON PLC	3.875%	12/15/2025	2,700,000	2,597,457
Bank of America Corp.	3.300%	01/11/2023	2,080,000	2,073,852
Bank of America Corp.	3.875%	08/01/2025	2,765,000	2,684,779
BB&T Corp.	3.750%	12/06/2023	350,000	346,865
Essex Portfolio LP	3.375%	04/15/2026	2,654,000	2,479,229
Essex Portfolio LP	3.875%	05/01/2024	1,950,000	1,906,681
Fifth Third Bancorp	2.375%	01/28/2025	1,770,000	1,654,782
Fifth Third Bancorp	4.300%	01/16/2024	3,440,000	3,405,593
Huntington Bancshares	2.625%	08/06/2024	5,000,000	4,778,805
JP Morgan Chase & Co.	3.375%	05/01/2023	1,902,000	1,890,459
JP Morgan Chase & Co.	3.875%	09/10/2024	1,745,000	1,707,720
Keycorp	4.150%	10/29/2025	4,700,000	4,542,550
M&T Bank Corp.	3.550%	07/26/2023	3,431,000	3,405,889
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	3,830,000	3,741,244
Marsh & McLennan Co. Inc.	3.500%	03/10/2025	1,000,000	964,847
Morgan Stanley	3.700%	10/23/2024	2,115,000	2,063,195
Morgan Stanley	4.000%	07/23/2025	2,750,000	2,669,254
National Retail Properties	3.900%	06/15/2024	1,197,000	1,170,889
National Retail Properties	4.000%	11/15/2025	2,965,000	2,837,549
PNC Financial Services	3.800%	07/25/2023	1,000,000	992,729
PNC Financial Services	3.900%	04/29/2024	4,840,000	4,769,365
Suntrust Banks Inc.	4.000%	05/01/2025	3,002,000	2,924,380
US Bancorp	3.600%	09/11/2024	4,839,000	4,749,919
Wells Fargo & Co.	3.550%	09/29/2025	600,000	571,310
Wells Fargo & Co.	4.100%	06/03/2026	2,550,000	2,428,605
30.0% - Total Bank and Finance				$71,094,349

Becton Dickinson & Co.	3.363%	06/06/2024	2,235,000	2,174,561
Burlington Northern Santa Fe	3.850%	09/01/2023	1,160,000	1,150,613
CVS Health Corp.	3.875%	07/20/2025	4,600,000	4,462,110
Dover Corp.	3.150%	11/15/2025	4,548,000	4,292,284
Enterprise Products	3.350%	03/15/2023	3,300,000	3,276,992
Enterprise Products	3.750%	02/15/2025	1,500,000	1,453,416
Johnson Controls International PLC	3.625%	07/02/2024	2,936,000	2,866,925
Kroger Co.	4.000%	02/01/2024	4,600,000	4,555,477
McDonalds Corp.	3.350%	04/01/2023	1,265,000	1,257,061
McDonalds Corp.	3.375%	05/26/2025	2,500,000	2,403,212
Norfolk Southern Corp.	2.903%	02/15/2023	4,409,000	4,375,351
Norfolk Southern Corp.	5.590%	05/17/2025	1,000,000	1,006,420
Roper Technologies Inc.	1.000%	09/15/2025	4,230,000	3,753,207
Shell International	3.250%	05/11/2025	3,115,000	2,994,792
Starbucks Corp.	3.100%	03/01/2023	4,765,000	4,743,820
Union Pacific Corp.	3.150%	03/01/2024	1,700,000	1,665,714
Union Pacific Corp.	3.750%	03/15/2024	2,025,000	1,997,235
20.5% - Total Industrial				$48,429,190

Berkshire Hathaway Energy Co.	2.800%	01/15/2023	1,272,000	1,264,439
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	3,690,000	3,655,779

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2022 - unaudited

Duke Energy Corp.	3.750%	04/15/2024	4,009,000	3,940,911
Eversource Energy	3.150%	01/15/2025	500,000	478,169
Eversource Energy	1.400%	08/15/2026	1,240,000	1,072,295
Georgia Power Co.	2.100%	07/30/2023	3,045,000	2,975,458
Georgia Power Co.	2.200%	09/15/2024	2,043,000	1,933,755
Interstate Power & Light Co.	3.400%	08/15/2025	4,472,000	4,238,597
Interstate Power & Light Co.	3.250%	12/01/2024	449,000	433,878
National Rural Utility Cooperative Finance Corp.	2.850%	01/27/2025	2,505,000	2,396,381
National Rural Utility Cooperative Finance Corp.	2.950%	02/07/2024	1,830,000	1,787,004
National Rural Utility Cooperative Finance Corp.	3.250%	11/01/2025	900,000	857,588
Virginia Electric & Power Co.	2.750%	03/15/2023	4,580,000	4,534,429
Wisconsin Power	2.250%	11/15/2022	1,000,000	997,236
Xcel Energy Inc.	3.300%	06/01/2025	4,720,000	4,505,245
14.8% - Total Utilities				$35,071,164

65.3% Total Corporate Bonds				$154,594,703

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	247,723
0.1% - Total Certificates of Deposit				$247,723

United States Government Treasury Obligations
Treasury Note	0.125%	07/15/2023	8,870,000	8,591,429
Treasury Note	2.250%	04/30/2024	4,585,000	4,438,674
Treasury Note	0.250%	06/30/2025	13,310,000	11,944,687
10.5% - Total United States Government Treasury Obligations				$24,974,790

United States Government Agency Obligations
FHLB	1.375%	08/26/2026	3,700,000	3,317,749
FHLB	1.375%	09/29/2026	1,585,000	1,414,315
FHLB	3.500%	12/08/2023	2,000,000	1,979,360
FHLB	3.875%	09/15/2023	1,325,000	1,317,716
FHLB	4.300%	09/26/2023	1,000,000	998,950
FHLMC	0.450%	07/22/2024	4,000,000	3,721,732
FNMA	0.500%	06/17/2025	1,195,000	1,079,947
FNMA	0.375%	08/25/2025	5,130,000	4,585,845
7.8% - Total United States Government Agency Obligations				$18,415,614

United States Government Agency Obligations - Mortgage-backed Securities
FHLMC 10/1 Hybrid ARM (12 month ICE LIBOR + 1.860%)*	2.345%	04/01/2042	38,630	38,222
FHLMC Pool G15973	3.000%	07/01/2031	1,033,110	961,568
FHLMC Pool G16330	3.500%	08/01/2032	1,002,804	960,101
FHLMC Pool G18642	3.500%	04/01/2032	1,114,226	1,066,093
FHLMC Pool ZS9286	4.500%	04/01/2035	841,297	824,803
FHLMC Pool ZT1964	3.500%	06/01/2032	885,478	846,804
FHLMC Pool SB0037	2.500%	12/01/2027	621,822	585,872
FHLMC Pool V61479	2.500%	01/01/2032	3,499,387	3,258,569
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	190,237	182,181
FNMA Series 2013-3 Class DK	1.750%	02/25/2033	606,291	550,846
FNMA Series 2013-1 Class LA	1.250%	02/25/2028	905,152	848,168
FNMA Series 2017-30 Class G	3.000%	07/25/2040	3,564	3,564
FNMA Series 2020-44 Class TE	2.000%	12/25/2035	2,181,045	2,010,841
FNMA Series 2020-95 Class GA	1.000%	01/01/2051	5,254,878	4,016,881
FHLMC Series 4009 Class PA	2.000%	06/15/2041	77,051	73,050
FHLMC Series 4125 Class KP	2.500%	05/15/2041	503,661	477,686
FHLMC Series 4198 Class BE	2.000%	10/15/2040	191,392	186,936
FHLMC Series 4980 Class DB	1.250%	10/25/2034	2,789,226	2,435,686
FHLMC Series 2989 Class TG	5.000%	06/15/2025	85,396	85,730
FNMA 7/1 Hybrid ARM (12 month ICE LIBOR + 1.599%)*	4.023%	02/01/2046	131,783	133,690
FNMA 7/1 Hybrid ARM (12 month ICE LIBOR + 1.600%)*	1.850%	12/01/2044	130,888	130,251

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Portfolio of Investments as of September 30, 2022 - unaudited

FNMA Pool AL6465	2.920%	11/01/2023	19,199	19,035
FNMA Pool AL7077	4.000%	07/01/2035	564,597	543,997
FNMA Pool AL9230	3.500%	12/01/2029	542,720	525,628
FNMA Pool AN3444	2.230%	11/01/2023	2,860,367	2,785,657
FNMA Pool FM1897	3.000%	09/01/2032	1,090,040	1,027,967
FNMA Pool FM2287	4.500%	03/01/2034	963,008	951,594
FNMA Pool FM2989	3.000%	09/01/2034	972,282	913,470
FNMA Pool FM8700	4.500%	07/01/2034	1,341,933	1,316,336
FNMA Pool MA0384	5.000%	04/01/2030	224,803	220,576
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	17,643	17,644
GNMA Pool 726475	4.000%	11/15/2024	26,960	26,646
11.8% - Total United States Government Agency Obligations- Mortgage-backed Securities				$28,026,092

Taxable Municipal Bonds
Allegeny County Pennsylvania	0.843%	11/01/2024	600,000	556,939
Allegeny County Pennsylvania	0.973%	11/01/2025	1,835,000	1,646,052
Franklin County Ohio Convention Facitilites	1.255%	12/01/2025	500,000	450,602
Kansas Development Finance Authority Revenue	3.491%	04/15/2023	1,400,000	1,395,540
Kentucky State Property and Lodging Commission	2.080%	11/01/2023	700,000	682,519
Ohio Special Obligation Capital Facilities Lease	1.700%	04/01/2023	500,000	493,938
Pennsylvania State University	1.545%	09/01/2024	1,145,000	1,084,757
Pennsylvania State University	1.645%	09/01/2025	2,000,000	1,845,904
Port of Greater Cincinnati	2.100%	04/01/2023	255,000	252,309
University of Cincinnati General Receipts	1.878%	06/01/2023	1,100,000	1,083,392
4.0% - Total Taxable Municipal Bonds				$9,491,952

Total Fixed Income Securities	99.5%			$235,750,874
(Identified Cost $252,404,796)

		Shares
Cash Equivalents
First American Government Obligation Fund, Class Z**	0.0%	115,785	115,785
Total Cash Equivalents			$115,785
(Identified Cost $115,785)

Total Portfolio Value	99.5%		$235,866,659
(Identified Cost $252,520,581)

Other Assets in Excess of Liabilities	0.5%		$1,503,178

Total Net Assets	100.0%		$237,369,837

* Variable Rate Security; the rate shown is as of September 30, 2022.

** Variable Rate Security; as of September 30, 2022, the 7 day annualized yield was 2.74%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2022 - unaudited

Fixed Income Securities	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
American Express Co.	4.200%	11/06/2025	4,250,000	$4,146,066
AON Corp.	3.750%	05/02/2029	4,300,000	3,874,580
Bank of America	3.248%	10/21/2027	5,835,000	5,234,993
BB&T Corp.	3.750%	12/06/2023	1,500,000	1,486,565
Branch Banking Trust	3.800%	10/30/2026	1,500,000	1,414,389
Chubb INA Holdings Inc.	1.375%	09/15/2030	3,200,000	2,416,861
Essex Portfolio LP	3.000%	01/15/2030	2,120,000	1,767,849
Essex Portfolio LP	3.375%	04/15/2026	1,000,000	934,148
Essex Portfolio LP	4.000%	03/01/2029	1,216,000	1,104,710
Fifth Third Bancorp	2.375%	01/28/2025	3,114,000	2,911,294
Fifth Third Bancorp	4.300%	01/16/2024	1,700,000	1,682,997
Huntington Bancshares	4.000%	05/15/2025	1,225,000	1,186,170
Huntington Bancshares	4.443%	08/04/2028	2,775,000	2,617,225
JP Morgan Chase & Co.	3.875%	09/10/2024	3,065,000	2,999,519
JP Morgan Chase & Co.	4.493%	03/24/2031	2,500,000	2,278,342
Keycorp	2.550%	10/01/2029	1,655,000	1,352,180
Keycorp	4.100%	04/30/2028	1,000,000	928,590
Keycorp	4.150%	10/29/2025	2,000,000	1,933,000
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	1,500,000	1,465,239
Marsh & McLennan Co. Inc.	4.375%	03/15/2029	2,400,000	2,283,326
Morgan Stanley	3.700%	10/23/2024	4,135,000	4,033,717
Morgan Stanley	4.000%	07/23/2025	1,500,000	1,455,957
PNC Financial Services	3.450%	04/23/2029	1,000,000	896,280
PNC Financial Services	3.500%	01/23/2024	2,000,000	1,968,236
Suntrust Bank Inc.	4.000%	05/01/2025	2,000,000	1,948,288
US Bancorp	3.000%	07/30/2029	2,625,000	2,263,742
US Bancorp	3.100%	04/27/2026	3,000,000	2,803,203
Wells Fargo & Co.	4.100%	06/03/2026	3,050,000	2,904,802
Wells Fargo & Co.	4.300%	07/22/2027	2,600,000	2,434,292
24.2% - Total Bank and Finance				$64,726,560

Becton Dickinson & Co.	3.700%	06/06/2027	4,000,000	3,724,848
CVS Health Corp.	4.300%	03/25/2028	3,200,000	3,026,618
Dover Corp	2.950%	11/04/2029	1,495,000	1,285,522
Dover Corp	3.150%	11/15/2025	2,650,000	2,501,001
Emerson Electric Company	1.800%	10/15/2027	615,000	531,943
Emerson Electric Company	2.200%	12/21/2031	3,000,000	2,399,259
Enterprise Products	3.750%	02/15/2025	860,000	833,292
Enterprise Products	4.150%	10/16/2028	1,300,000	1,209,256
Johnson Controls International PLC	3.900%	02/14/2026	2,282,000	2,193,757
Kroger Co.	3.500%	02/01/2026	2,100,000	1,991,585
Lowes Cos. Inc.	4.500%	04/15/2030	3,750,000	3,510,064
McDonalds Corp.	3.600%	07/01/2030	4,025,000	3,624,412
Norfolk Southern Corp.	2.900%	06/15/2026	3,790,000	3,526,205
Roper Technologies Inc.	1.000%	09/15/2025	485,000	430,332
Starbucks Corp.	2.250%	03/12/2030	4,450,000	3,601,247
Union Pacific Corp.	3.500%	06/08/2023	1,650,000	1,640,501
Verizon Communication Inc.	4.016%	12/03/2029	3,935,000	3,567,975
Xylem Inc.	3.250%	11/01/2026	4,000,000	3,716,170
Xylem Inc.	1.950%	01/30/2028	500,000	423,476
Walt Disney Corp.	3.800%	03/22/2030	5,245,000	4,779,197
18.1% - Total Industrial				$48,516,660

Berkshire Hathaway Energy Co.	3.250%	04/15/2028	3,500,000	3,173,468
Berkshire Hathaway Energy Co.	3.750%	11/15/2023	2,175,000	2,154,829
Duke Energy Corp.	2.450%	06/01/2030	2,750,000	2,201,452
Duke Energy Corp.	2.650%	09/01/2026	1,550,000	1,406,158
Eversource Energy	3.300%	01/15/2028	2,700,000	2,443,438

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2022 - unaudited

Eversource Energy	4.250%	04/01/2029	1,000,000	925,136
Georgia Power Co.	2.200%	09/15/2024	325,000	307,621
Georgia Power Co.	2.650%	09/15/2029	3,500,000	2,893,485
Interstate Power & Light Co.	3.400%	08/15/2025	1,035,000	980,981
Interstate Power & Light Co.	4.100%	09/26/2028	2,367,000	2,236,228
National Rural Utility Cooperative Finance Corp.	3.400%	02/07/2028	3,090,000	2,846,981
National Rural Utility Cooperative Finance Corp.	3.400%	11/15/2023	3,000,000	2,956,896
Virginia Electric & Power Co.	2.750%	03/15/2023	935,000	925,697
Virginia Electric & Power Co.	3.100%	05/15/2025	394,000	376,663
Virginia Electric & Power Co.	3.150%	01/15/2026	2,150,000	2,026,654
Virginia Electric & Power Co.	3.450%	02/15/2024	565,000	553,919
Xcel Energy Inc.	3.300%	06/01/2025	4,050,000	3,865,729
12.1% - Total Utilities				$32,275,335

54.4% Total Corporate Bonds				$145,518,555

Certificates of Deposit
Goldmans Sachs	3.400%	10/17/2023	250,000	247,723
0.1% - Total Certificates of Deposit				$247,723

United States Government Treasury Obligations
Treasury Note	0.250%	10/31/2025	10,250,000	9,075,258
Treasury Note	0.625%	12/31/2027	16,000,000	13,418,752
Treasury Note	1.375%	11/15/2031	5,250,000	4,267,268
Treasury Note	1.500%	11/30/2024	13,200,000	12,449,250
Treasury Note	1.500%	02/15/2030	3,250,000	2,758,437
Treasury Note	1.625%	05/15/2026	6,500,000	5,940,896
Treasury Note	2.000%	11/15/2026	13,900,000	12,765,190
Treasury Note	2.625%	02/15/2029	8,000,000	7,370,624
Treasury Note	2.750%	02/15/2028	8,750,000	8,191,505
Treasury Note	3.125%	11/15/2028	8,000,000	7,599,376
31.4% - Total United States Government Treasury Obligations				$83,836,556

United States Government Agency Obligations
FHLB	1.950%	09/10/2025	4,000,000	3,729,456
FHLB	2.875%	09/13/2024	1,500,000	1,457,238
FHLB	3.250%	11/16/2028	1,800,000	1,718,770
2.6% - Total United States Government Agency Obligations				$6,905,464

United States Government Agency Obligations - Mortgage-backed Securities
FHLMC 10/1 Hybrid ARM (12 month ICE LIBOR + 1.860%)*	2.345%	04/01/2042	41,389	40,952
FHLMC Pool G08068	5.500%	07/01/2035	85,212	87,292
FHLMC Pool G18642	3.500%	04/01/2032	593,832	568,179
FHLMC Pool J12635	4.000%	07/01/2025	76,199	74,660
FHLMC Pool SB0297	3.000%	03/01/2035	2,199,639	2,062,701
FHLMC Pool SC0047	3.000%	01/01/2040	3,340,822	2,991,439
FHLMC Series 2985 Class GE	5.500%	06/15/2025	24,120	24,346
FHLMC Series 3946 Class LN	3.500%	04/15/2041	250,294	242,909
FHLMC Series 4151 Class PA	2.000%	01/15/2033	1,149,209	1,062,840
FHLMC Series 5189 Class PG	2.500%	09/25/2051	3,323,714	2,955,806
FNMA 10/1 Hybrid ARM (12 month ICE LIBOR + 1.780%)*	2.030%	12/01/2041	39,439	38,921
FNMA 7/1 Hybrid ARM (12 month ICE LIBOR + 1.600%)*	1.850%	12/01/2044	134,439	133,785
FNMA Pool AA4392	4.000%	04/01/2039	92,515	88,137
FNMA Pool AN8842	3.320%	04/01/2028	2,500,000	2,347,123
FNMA Pool FM5050	2.500%	02/01/2035	2,768,731	2,605,046
FNMA Pool FS0140	4.000%	11/01/2037	3,955,400	3,785,496
FNMA Pool MA0384	5.000%	04/01/2030	89,921	88,230
FNMA Pool MA1237	3.000%	10/01/2032	924,497	843,529
FNMA Series 2011-52 Class PC	3.000%	03/25/2041	363,758	352,004
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	557,377	516,214
FNMA Series 2015-37 Class BA	3.000%	08/25/2044	755,598	709,305
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	581,046	534,275
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	247,609	240,028
8.3% - Total United States Government Agency Obligations - Mortgage-backed Securities				$22,393,217

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Portfolio of Investments as of September 30, 2022 - unaudited

Taxable Municipal Bonds
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	3,000,000	2,937,714
Pennsylvania State University	1.893%	09/01/2026	2,000,000	1,808,738
1.8% - Total Taxable Municipal Bonds				$4,746,452

Total Fixed Income Securities	98.6%			$263,647,967
(Identified Cost $294,972,886)

			Shares
Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	59,890	1,443,349
Total Preferred Stocks	0.5%			$1,443,349
(Identified Cost $1,446,031)

Cash Equivalents
First American Government Obligation Fund, Class Z**			269,590	269,590
Total Cash Equivalents	0.1%			$269,590
(Identified Cost $269,590)

Total Portfolio Value	99.2%			$265,360,906
(Identified Cost $296,688,507)

Other Assets in Excess of Liabilities	0.8%			$2,017,234

Total Net Assets	100.0%			$267,378,140

* Variable Rate Security; the rate shown is as of September 30, 2022.

** Variable Rate Security; as of September 30, 2022, the 7 day annualized yield was 2.74%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2022 - unaudited

Fixed Income Securities	Rate	Maturity	Face Value	Fair Value
Corporate Bonds:
American Express Co.	2.550%	03/04/2027	2,000,000	$1,785,836
American Express Co.	3.000%	10/30/2024	4,135,000	3,985,123
American Express Co.	3.125%	05/20/2026	1,000,000	933,961
AON Corp.	3.750%	05/02/2029	5,390,000	4,856,740
AON Corp.	3.875%	12/15/2025	1,850,000	1,779,739
Bank of America Corp.	3.248%	10/21/2027	12,340,000	11,071,090
BB&T Corp.	3.875%	03/19/2029	5,160,000	4,673,856
Essex Portfolio LP	3.000%	01/15/2030	9,426,000	7,860,257
Fifth Third Bancorp	2.375%	01/28/2025	4,913,000	4,593,188
Fifth Third Bancorp	4.300%	01/16/2024	5,500,000	5,444,989
Huntington Bancshares	2.550%	02/04/2030	5,000,000	4,051,955
Huntington Bancshares	2.625%	08/06/2024	5,230,000	4,998,630
JP Morgan Chase & Co.	4.493%	03/24/2031	12,000,000	10,936,044
Keycorp	2.550%	10/01/2029	3,325,000	2,716,615
Keycorp	4.100%	04/30/2028	3,740,000	3,472,927
Keycorp	4.150%	10/29/2025	1,500,000	1,449,750
Marsh & McLennan Co. Inc.	4.375%	03/15/2029	6,490,000	6,174,495
Morgan Stanley	3.700%	10/23/2024	800,000	780,405
Morgan Stanley	4.000%	07/23/2025	5,200,000	5,047,318
PNC Bank	3.450%	04/23/2029	11,850,000	10,620,918
Truist Bank	2.250%	03/11/2030	8,000,000	6,273,736
US Bancorp	3.000%	07/30/2029	7,275,000	6,273,800
US Bancorp	3.100%	04/27/2026	4,500,000	4,204,804
Wells Fargo & Co.	4.100%	06/03/2026	7,530,000	7,171,527
Wells Fargo & Co.	4.300%	07/22/2027	4,599,000	4,305,887
23.4% - Total Bank and Finance				$125,463,590

Becton Dickinson & Co.	3.700%	05/20/2030	10,000,000	8,381,190
CVS Health Corp.	3.750%	04/01/2030	1,000,000	890,798
CVS Health Corp.	4.300%	03/25/2028	9,000,000	8,512,362
Dover Corp.	2.950%	11/04/2029	4,500,000	3,869,464
Dover Corp.	3.150%	11/15/2025	1,500,000	1,415,661
Eaton Corp.	3.103%	09/15/2027	2,221,000	2,035,085
Emerson Electric Inc.	1.950%	10/15/2030	5,160,000	4,110,580
Emerson Electric Inc.	2.200%	12/21/2031	6,200,000	4,958,469
Enterprise Products	4.150%	10/16/2028	8,500,000	7,906,674
Home Depot Inc.	3.250%	04/15/2032	7,520,000	6,518,877
Johnson Controls International PLC	3.625%	07/02/2024	1,225,000	1,196,179
Johnson Controls International PLC	3.900%	02/14/2026	1,000,000	961,331
Kroger Co.	2.200%	05/01/2030	1,000,000	794,206
Kroger Co.	3.500%	02/01/2026	2,300,000	2,181,260
Lowes Cos. Inc.	4.500%	04/15/2030	10,685,000	10,001,342
McDonald's Corp.	3.600%	07/01/2030	4,955,000	4,461,854
McDonald's Corp.	2.125%	03/01/2030	3,545,000	2,893,039
Roper Technologies Inc.	2.950%	09/15/2029	1,885,000	1,589,634
Starbucks Corp.	2.250%	03/12/2030	9,550,000	7,728,519
Starbucks Corp.	3.550%	08/15/2029	2,000,000	1,805,656
Verizon Communication Inc.	4.016%	12/03/2029	9,821,000	8,904,976
Verizon Communication Inc.	4.329%	09/21/2028	1,675,000	1,577,262
Xylem Inc.	1.950%	01/30/2028	2,695,000	2,282,538
Walt Disney Corp.	3.800%	03/22/2030	11,455,000	10,437,693
19.6% - Total Industrial				$105,414,649.0

Berkshire Hathaway Energy Co.	3.250%	04/15/2028	1,936,000	1,755,381
Duke Energy Corp.	2.450%	06/01/2030	5,000,000	4,002,640
Duke Energy Corp.	2.650%	09/01/2026	6,350,000	5,760,714
Eversource Energy	3.300%	01/15/2028	2,500,000	2,262,442
Eversource Energy	4.250%	04/01/2029	6,924,000	6,405,642

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2022 - unaudited

Georgia Power	2.650%	09/15/2029	11,000,000	9,093,810
Interstate Power & Light Co.	2.300%	06/01/2030	1,490,000	1,194,463
Interstate Power & Light Co.	3.400%	08/15/2025	1,525,000	1,445,407
Interstate Power & Light Co.	4.100%	09/26/2028	8,805,000	8,318,541
National Rural Utility Cooperative Finance Corp.	3.400%	02/07/2028	2,000,000	1,842,706
National Rural Utility Cooperative Finance Corp.	3.700%	03/15/2029	3,900,000	3,563,769
Virginia Electric & Power Co.	2.950%	11/15/2026	2,075,000	1,912,397
Virginia Electric & Power Co.	3.500%	03/15/2027	3,932,000	3,684,374
Xcel Energy Inc.	3.400%	06/01/2030	4,500,000	3,916,458
Xcel Energy Inc.	4.000%	06/15/2028	7,500,000	7,037,535
11.6% - Total Utilities				$62,196,279

54.6% Total Corporate Bonds				$293,074,518

United States Government Treasury Obligations
Treasury Bond	2.000%	02/15/2050	12,800,000	8,790,003
Treasury Bond	2.375%	02/15/2042	8,000,000	6,130,000
Treasury Bond	2.500%	02/15/2045	34,500,000	26,290,070
Treasury Bond	2.500%	05/15/2046	20,800,000	15,756,000
Treasury Bond	2.750%	08/15/2047	12,290,000	9,816,638
Treasury Note	0.625%	12/31/2027	10,900,000	9,141,525
Treasury Note	1.375%	11/15/2031	17,500,000	14,224,227
Treasury Note	1.500%	02/15/2030	15,500,000	13,155,625
Treasury Note	1.750%	11/15/2029	3,500,000	3,040,625
Treasury Note	2.250%	08/15/2027	9,000,000	8,270,154
Treasury Note	2.750%	02/15/2028	8,000,000	7,489,376
Treasury Note	2.875%	05/15/2032	28,500,000	26,366,946
27.7% - Total United States Government Treasury Obligations				$148,471,189

United States Government Agency Obligations - Mortgage-backed Securities
FHLMC 10/1 Hybrid ARM (12 month ICE LIBOR + 1.860%)*	2.345%	04/01/2042	41,389	40,952
FHLMC Pool G01880	5.000%	08/01/2035	32,301	32,390
FHLMC Pool G06616	4.500%	12/01/2035	74,264	72,751
FHLMC Pool G08068	5.500%	07/01/2035	192,654	197,356
FHLMC Pool G09921	4.000%	07/01/2024	33,599	32,932
FHLMC Pool G15897	2.500%	09/01/2031	5,837,008	5,435,322
FHLMC Pool G18642	3.500%	04/01/2032	890,747	852,268
FHLMC Pool G18667	3.500%	10/01/2032	716,239	685,298
FHLMC Pool G30933	4.000%	01/01/2036	4,397,926	4,218,750
FHLMC Pool G31087	4.000%	07/01/2038	755,167	724,626
FHLMC Pool SC0047	3.000%	01/01/2040	11,126,635	9,963,012
FHLMC Pool V61479	2.500%	01/01/2032	3,132,502	2,916,933
FHLMC Pool ZK6713	3.000%	06/01/2029	3,508,984	3,322,510
FHLMC Pool ZT1964	3.500%	06/01/2032	3,581,220	3,424,807
FHLMC Series 2985 Class GE	5.500%	06/15/2025	21,105	21,302
FHLMC Series 3946 Class LN	3.500%	04/15/2041	250,294	242,909
FHLMC Series 4087 Class PT	3.000%	07/15/2042	430,544	406,993
FHLMC Series 4151 Class PA	2.000%	01/15/2033	2,011,925	1,860,719
FHLMC Series 4161 Class QA	3.000%	02/15/2043	112,328	105,326
FHLMC Series 4582 Class PA	3.000%	11/15/2045	574,015	532,451
FHLMC Series 4689 Class DA	3.000%	07/15/2044	415,744	401,724
FHLMC Series 4709 Class EA	3.000%	01/15/2046	631,124	596,441
FHLMC Series 4887 Class A	3.250%	09/15/2038	682,853	654,615
FNMA 10/1 Hybrid ARM (12 month ICE LIBOR + 1.780%)*	2.030%	12/01/2041	39,439	38,921
FNMA Pool 1107	3.500%	07/01/2032	338,279	318,541
FNMA Pool 889050	6.000%	05/01/2037	121,588	126,856
FNMA Pool 995112	5.500%	07/01/2036	75,583	77,063
FNMA Pool AA4392	4.000%	04/01/2039	92,515	88,137
FNMA Pool AL6923	3.000%	05/01/2030	2,338,868	2,214,653
FNMA Pool AL7077	4.000%	07/01/2035	2,257,262	2,174,901
FNMA Pool AL9309	3.500%	10/01/2031	335,081	320,415
FNMA Pool AN8842	3.320%	04/01/2028	3,000,000	2,816,547
FNMA Pool AN9848	3.740%	07/01/2028	2,500,000	2,381,238

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Portfolio of Investments as of September 30, 2022 - unaudited

FNMA Pool BL2935	3.150%	06/01/2029	3,000,000	2,762,619
FNMA Pool FM3388	4.000%	03/01/2034	1,212,561	1,186,617
FNMA Pool FM5050	2.500%	02/01/2035	1,472,965	1,385,885
FNMA Pool FM5394	3.000%	03/01/2034	5,958,924	5,591,372
FNMA Pool FM9469	4.000%	08/01/2039	3,051,431	2,925,611
FNMA Pool MA0384	5.000%	04/01/2030	71,937	70,584
FNMA Pool MA2773	3.000%	09/01/2036	1,389,120	1,266,264
FNMA Pool MA3337	4.000%	04/01/2038	522,795	499,551
FNMA Series 2003-79 Class NJ	5.000%	08/25/2023	10,791	10,791
FNMA Series 2005-64 Class PL	5.500%	07/25/2035	33,288	33,946
FNMA Series 2011-53 Class DT	4.500%	06/25/2041	117,182	116,307
FNMA Series 2012-12 Class KD	2.000%	11/25/2042	697,891	646,350
FNMA Series 2013-83 Class MH	4.000%	08/25/2043	145,514	139,370
FNMA Series 2014-20 Class AC	3.000%	08/25/2036	126,253	123,137
FNMA Series 2014-28 Class PA	3.500%	02/25/2043	122,198	118,286
FNMA Series 2015-72 Class GB	2.500%	12/25/2042	467,864	442,204
FNMA Series 2016-39 Class LA	2.500%	03/25/2045	1,471,983	1,353,497
FNMA Series 2016-79 Class L	2.500%	10/25/2044	736,943	681,393
FNMA Series 2016-99 Class PH	3.000%	01/25/2046	1,733,094	1,614,502
FNMA Series 2016-99 Class TA	3.500%	03/25/2036	209,515	203,101
FNMA Series 2017-30 Class G	3.000%	07/25/2040	6,237	6,237
FNMA Series 2018-67 Class BA	4.500%	03/25/2046	449,687	447,322
FNMA Series 2019-60 Class DA	2.500%	03/25/2049	1,965,973	1,734,458
FNMA Series 2020-95 Class GA	1.000%	01/01/2051	4,959,961	3,791,444
GNMA GNR 21-175	2.000%	10/20/2051	8,269,083	7,023,957
15.2% - Total United States Government Agency Obligations - Mortgage-backed Securities				$81,474,464

Taxable Municipal Bonds
Cincinnati Children's Hospital Medical Center	2.853%	11/15/2026	750,000	689,374
Kansas Development Finance Authority Revenue	3.741%	04/15/2025	3,705,000	3,646,076
Kansas Development Finance Authority Revenue	4.091%	04/15/2027	125,000	122,405
Kentucky Property and Buildings Commission Revenue	5.373%	11/01/2025	590,000	591,003
Ohio University General Receipts	1.766%	12/01/2026	2,000,000	1,778,842
1.3% - Total Taxable Municipal Bonds				$6,827,700

Total Fixed Income Securities	98.8%			$529,847,871
(Identified Cost $615,348,820)

			Shares
Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	83,000	2,000,300
Total Preferred Stocks	0.4%			$2,000,300
(Identified Cost $2,034,817)

Cash Equivalents
First American Government Obligation Fund, Class Z**			503,170	503,169
Total Cash Equivalents	0.1%			$503,169
(Identified Cost $503,170)

Total Portfolio Value	99.3%			$532,351,340
(Identified Cost $617,886,807)

Other Assets in Excess of Liabilities	0.7%			$3,855,442

Total Net Assets	100.0%			$536,206,782

* Variable Rate Security; the rate shown is as of September 30, 2022.

** Variable Rate Security; as of September 30, 2022, the 7 day annualized yield was 2.74%.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2022 - unaudited

Fixed Income Securities	Rate	Maturity	Face Value	Fair Value
Corporate Bonds
ACE INA Holdings	3.350%	05/15/2024	3,164,000	$3,089,507
American Express Credit	2.500%	07/30/2024	3,647,000	3,492,152
AON PLC	3.500%	06/14/2024	660,000	643,681
AON PLC	3.875%	12/15/2025	3,999,000	3,847,122
Bank of America	3.875%	08/01/2025	4,599,000	4,465,569
BB&T Corp.	3.625%	09/16/2025	3,540,000	3,382,144
Essex Portfolio LP	3.375%	04/15/2026	565,000	527,794
Essex Portfolio LP	3.500%	04/01/2025	1,720,000	1,655,307
Essex Portfolio LP	3.875%	05/01/2024	2,177,000	2,128,638
Fifth Third Bancorp	4.300%	01/16/2024	3,964,000	3,924,352
Goldmans Sachs	3.625%	01/22/2023	1,000,000	997,979
Huntington Bancshares	2.625%	08/06/2024	3,840,000	3,670,122
JP Morgan Chase & Co.	3.875%	09/10/2024	4,704,000	4,603,504
Keycorp	4.150%	10/29/2025	4,562,000	4,409,173
Marsh & McLennan Co. Inc.	3.500%	06/03/2024	3,010,000	2,940,246
Marsh & McLennan Co. Inc.	3.500%	03/10/2025	765,000	738,108
Morgan Stanley	3.700%	10/23/2024	200,000	195,101
Morgan Stanley	4.000%	07/23/2025	4,200,000	4,076,680
National Retail Properties	4.000%	11/15/2025	3,450,000	3,301,702
PNC Financial Services	2.950%	01/30/2023	2,145,000	2,136,637
PNC Financial Services	3.800%	07/25/2023	1,998,000	1,983,473
PNC Financial Services	3.900%	04/29/2024	425,000	418,798
US Bancorp	2.400%	07/30/2024	2,685,000	2,577,723
US Bancorp	3.600%	09/11/2024	1,685,000	1,653,981
Wells Fargo & Co.	3.550%	09/29/2025	830,000	790,313
Wells Fargo & Co.	4.100%	06/03/2026	2,770,000	2,638,131
33.0% - Total Bank and Finance				$64,287,937

Becton Dickinson & Co.	3.363%	06/06/2024	750,000	729,718
CVS Health Corp.	3.875%	07/20/2025	4,100,000	3,977,098
Dover Corp.	3.150%	11/15/2025	4,515,000	4,261,140
Enterprise Products	3.350%	03/15/2023	4,407,000	4,376,274
Enterprise Products	3.750%	02/15/2025	500,000	484,472
Johnson Controls International PLC	3.625%	07/02/2024	4,252,000	4,151,963
Kroger Co.	4.000%	02/01/2024	3,795,000	3,758,268
McDonald's Corp.	3.375%	05/26/2025	2,545,000	2,446,470
Norfolk Southern Corp.	3.650%	08/01/2025	3,300,000	3,181,131
Norfolk Southern Corp.	5.590%	05/17/2025	1,280,000	1,288,218
Roper Technologies Inc.	1.000%	09/15/2025	1,555,000	1,379,725
Starbucks Corp.	3.100%	03/01/2023	2,335,000	2,324,621
Union Pacific Corp.	3.150%	03/01/2024	2,800,000	2,743,530
Union Pacific Corp.	3.750%	03/15/2024	450,000	443,830
Walt Disney Corp.	1.750%	01/13/2026	3,429,000	3,101,990
19.9% - Total Industrials				$38,648,448

Berkshire Hathaway Energy Company	3.750%	11/15/2023	2,142,000	2,122,135
Duke Energy Corp.	3.750%	04/15/2024	4,610,000	4,531,704
Duke Energy Corp.	3.800%	09/01/2023	890,000	881,864
Eversource Energy	2.800%	05/01/2023	850,000	840,129
Eversource Energy	3.150%	01/15/2025	1,495,000	1,429,727
Eversource Energy	1.400%	08/15/2026	1,260,000	1,089,590
Georgia Power Co.	2.100%	07/30/2023	3,650,000	3,566,641
Georgia Power Co.	2.200%	09/15/2024	500,000	473,263
Interstate Power & Light Co.	3.250%	12/01/2024	1,910,000	1,845,671
Interstate Power & Light Co.	3.400%	08/15/2025	2,895,000	2,743,904

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2022 - unaudited

National Rural Utility Cooperative Finance Corp.	2.850%	01/27/2025	1,000,000	956,639
National Rural Utility Cooperative Finance Corp.	2.950%	02/07/2024	2,625,000	2,563,326
Virginia Electric & Power Co.	2.750%	03/15/2023	4,540,000	4,494,827
Xcel Energy Inc.	3.300%	06/01/2025	4,610,000	4,400,250
16.4% - Total Utilities				$31,939,670

69.3% Total Corporate Bonds				$134,876,055

United States Government Treasury Obligations
Treasury Note (a)	1.500%	01/15/2023	5,100,000	5,070,318
Treasury Note (a)	1.500%	02/28/2023	1,600,000	1,584,938
Treasury Note (a)	0.837%	04/30/2024	3,000,000	2,996,034
Treasury Note (a)	1.500%	02/15/2025	4,000,000	3,749,376
6.9% - Total United States Government Treasury Obligations				$13,400,666

United States Government Agency Obligations
FHLB	1.375%	08/26/2026	4,100,000	3,676,425
FHLB	1.375%	09/29/2026	1,600,000	1,427,699
FHLMC	0.450%	07/22/2024	4,000,000	3,721,732
4.5% - Total United States Government Agency Obligations				$8,825,856

United States Government Agency Obligations - Mortgage-backed Securities
FHLMC Pool G16330	3.500%	08/01/2032	948,599	908,204
FHLMC Pool G18642	3.500%	04/01/2032	831,364	795,450
FHLMC Pool J12635	4.000%	07/01/2025	23,948	23,465
FHLMC Pool J32364	2.500%	11/01/2028	1,042,473	982,933
FHLMC Pool SB0380	3.500%	02/01/2034	955,934	914,041
FHLMC Pool ZS7207	3.500%	07/01/2030	911,473	872,427
FHLMC Pool ZT1964	3.500%	06/01/2032	1,721,741	1,646,542
FHLMC Series 4009 Class PA	2.000%	06/15/2041	266,715	252,864
FHLMC Series 4050 Class BG	1.000%	01/15/2041	994,216	886,509
FHLMC Series 4198 Class BE	2.000%	10/15/2040	528,123	515,827
FHLMC Series 4271 Class CE	2.000%	08/15/2036	147,934	146,426
FHLMC Series 4287 Class AB	2.000%	12/15/2026	262,915	250,319
FHLMC Series 4709 Class EA	3.000%	01/15/2046	771,374	728,983
FHLMC Series 5092 Class XC	1.500%	01/15/2041	2,069,543	1,796,785
FNMA 10/1 Hybrid ARM (12 month ICE LIBOR + 1.780%)*	2.030%	12/01/2041	39,439	38,921
FNMA Pool 1106	3.000%	07/01/2032	2,188,443	1,996,777
FNMA Pool 833200	5.500%	09/01/2035	273,730	280,092
FNMA Pool AL7077	4.000%	07/01/2035	1,135,044	1,093,629
FNMA Pool AL9230	3.500%	12/01/2029	904,534	876,046
FNMA Pool AN2351	2.150%	09/01/2026	2,000,000	1,817,128
FNMA Pool AT2060	2.500%	04/01/2028	1,032,997	973,077
FNMA Pool FM1536	2.500%	11/01/2030	416,157	392,081
FNMA Pool FM1973	4.000%	09/01/2036	1,915,996	1,842,981
FNMA Pool FM2287	4.500%	03/01/2034	725,011	716,418
FNMA Pool FM2989	3.000%	09/01/2034	1,118,124	1,050,490
FNMA Pool FM7224	4.500%	11/01/2038	1,052,794	1,032,712
FNMA Series 2013-3 Class DK	1.750%	02/25/2033	606,291	550,846
FNMA Series 2013-6 Class BC	1.500%	12/25/2042	128,539	123,095
FNMA Series 2015-28 Class P	2.500%	05/25/2045	2,613,299	2,412,316
FNMA Series 2017-30 Class G	3.000%	07/25/2040	3,564	3,564
FNMA Series 2020-44 Class TE	2.000%	12/25/2035	2,670,223	2,461,844
FNMA Series 2020-95 Class GA	1.000%	01/01/2051	1,715,878	1,311,635
GNMA Pool 726475	4.000%	11/15/2024	26,960	26,646
GNMA Pool 728920	4.000%	12/15/2024	35,935	35,502
15.3% - Total United States Government Agency Obligations - Mortgage-backed Securities				$29,756,575

Taxable Municipal Bonds
Allegheny County Pennsylvania GO	0.694%	11/01/2023	2,200,000	2,116,820

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of September 30, 2022 - unaudited

Franklin County Ohio Convention Facilities	1.155%	12/01/2024	550,000	511,655
University of Cincinnati General Receipts	1.878%	06/01/2023	1,200,000	1,181,882
2.0% Total Taxable Municipal Bonds				$3,810,357

Total Fixed Income Securities	98.0%			$190,669,509
(Identified Cost $205,248,737)

		Shares
Cash & Cash Equivalents
First American Government Obligation Fund, Class Z**		5,383,335	5,383,335
Total Cash Equivalents	2.8%		$5,383,335
(Identified Cost $5,383,335)

Total Portfolio Value	100.8%		$196,052,844
(Identified Cost $210,632,072)

Liabilities in Excess of Other Assets	-0.8%		$(1,646,607)

Total Net Assets:	100.0%		$194,406,237

Futures Contracts	Long Contracts	Notional Value at Purchase	Notional Value 9/30/2022	Unrealized Appreciation (Depreciation)
E-mini Standard & Poor's 500 (50 units per contract) expiring September 2022	1,077	$215,332,260	$193,940,775	$(21,391,485)
		$215,332,260	$193,940,775	$(21,391,485)

* Variable Rate Security; the rate shown is as of September 30, 2022.

** Variable Rate Security; as of September 30, 2022, the 7 day annualized yield was 2.74%.

(a) All or a portion of this security is held as collateral for futures contracts.

ARM - Adjustable Rate Mortgage

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Core Plus Bond Fund	Portfolio of Investments as of September 30, 2022 - unaudited

Fixed Income Securities	Rate	Maturity	Face Value	Fair Value
Corporate Bonds
American Express Co.	1.650%	11/04/2026	250,000	$217,997
AON Corp.	3.750%	05/02/2029	180,000	162,192
AON PLC	4.750%	05/15/2045	70,000	59,734
Bank of America Corp. Senior Unsecured Notes	3.248%	10/21/2027	295,000	264,665
Essex Portfolio LP	3.000%	01/15/2030	225,000	187,625
Huntington Bankcshares	2.550%	02/04/2030	230,000	186,390
JPMorgan Chase & Co.	4.493%	03/24/2031	270,000	246,061
Keycorp	2.550%	10/01/2029	220,000	179,746
March McLennan Co.	4.375%	03/15/2029	205,000	195,034
Morgan Stanley	4.000%	07/23/2025	215,000	208,687
Truist Bank	2.250%	03/11/2030	315,000	247,028
U. S. Bancorp.	3.000%	07/30/2029	295,000	254,402
Wells Fargo Subordinated Notes	4.300%	01/22/2027	280,000	262,154
19.4% - Total Bank and Finance				$2,671,715

Ball Corp	2.875%	08/15/2030	170,000	130,741
Becton Dickinson & Co.	3.700%	05/20/2030	230,000	192,767
CCO Holdings LLC Cap Corp.[a]	5.375%	06/01/2029	150,000	131,534
CVS Health Corp.	4.300%	03/25/2028	210,000	198,622
CVS Health Corp.	5.050%	03/25/2048	30,000	26,410
Charles River Laboratories International Inc.[a]	5.050%	03/15/2029	165,000	137,356
Dover Corp.	2.950%	11/04/2029	250,000	214,970
Emerson Electric	1.950%	10/15/2030	320,000	254,920
Enterprise Products Inc.	2.800%	01/31/2030	230,000	192,424
H.B. Fuller Co.	4.250%	10/15/2028	160,000	134,551
Iron Mountain Inc.[a]	4.875%	09/15/2027	160,000	143,473
Kroger Co.	2.200%	05/01/2030	235,000	186,638
Lowe's Co.	4.500%	04/15/2030	205,000	191,883
Lowe's Co.	4.550%	04/05/2049	35,000	28,151
McDonald's Corp.	3.600%	07/01/2030	180,000	162,086
Roper Technologies Inc.	2.950%	09/15/2029	240,000	202,394
SS&C Technologies Inc.[a]	5.500%	09/30/2027	150,000	137,631
Starbucks Corp.	2.250%	03/12/2030	235,000	190,178
SBA Communications Corp.	3.875%	02/15/2027	145,000	128,763
Union Pacific Co.	3.950%	09/10/2028	210,000	198,081
Verizon Communications	4.016%	12/03/2029	280,000	253,884
Walt Disney Co.	3.800%	03/22/2030	210,000	191,350
Xylem	1.950%	01/30/2028	235,000	199,034
27.7% - Total Industrials				$3,827,841

Berkshire Hathaway Energy Company	3.250%	04/15/2028	220,000	199,475
Duke Energy Corp.	2.450%	06/01/2030	235,000	188,124
Eversource Energy	1.650%	08/15/2030	250,000	188,885
Georgia Power Co.	2.650%	09/15/2029	230,000	190,143
Interstate Power & Light Co.	4.100%	09/26/2028	210,000	198,398
MPLX LP	6.875%	12/31/2099	140,000	137,379
National Rural Utilities Corp.	3.400%	02/07/2028	290,000	267,192
National Rural Utilities Corp.	4.300%	10/15/2028	220,000	201,911
Virginia Electric & Power Co.	3.500%	03/15/2027	215,000	201,460
Xcel Energy Inc.	3.400%	06/01/2030	220,000	191,471
14.2% - Total Utilities				$1,964,438

61.3% Total Corporate Bonds				$8,463,994

United States Government Treasury Obligations
Treasury Bond	2.000%	02/15/2050	260,000	178,547
Treasury Bond	2.375%	02/15/2042	785,000	601,506

Johnson Core Plus Bond Fund	Portfolio of Investments as of September 30, 2022 - unaudited

Treasury Note	1.500%	02/15/2030	240,000	203,700
Treasury Note	2.000%	08/15/2051	645,000	440,313
Treasury Note	2.125%	11/30/2023	150,000	146,350
Treasury Note	2.500%	02/15/2045	390,000	297,192
Treasury Note	2.875%	05/15/2032	370,000	342,308
Treasury Note	1.500%	11/30/2024	210,000	198,056
17.5% - Total United States Government Treasury Obligations				$2,407,972

United States Government Agency Obligations - Mortgage-backed Securities
FHLMC Pool ZS9278	4.000%	05/01/2037	379,689	364,957
FHLMC Series 4709 Class EA	3.000%	01/15/2046	238,425	225,322
FHLMC Series 5189 Class PG	2.500%	09/25/2051	367,235	326,585
FNMA Pool AL5491	4.000%	06/01/2034	354,761	341,891
FNMA Pool AU7025	3.000%	11/01/2043	392,679	350,140
FNMA Pool FM9469	4.000%	08/01/2039	248,183	237,950
FNMA Pool MA1222	4.000%	10/01/2032	392,141	377,694
FNMA Pool MA3071	4.000%	10/01/2032	417,588	399,437
19.0% - Total United States Government Agency Obligations - Mortgage-backed Securities				$2,623,976

Total Fixed Income Securities	97.8%			$13,495,942
(Identified Cost $15,809,688)

			Shares
Preferred Stocks
Allstate Corp.	5.100%	01/15/2053	6,500	156,650
Total Preferred Stocks	1.1%			$156,650
(Identified Cost $170,386)

			Shares
Cash & Cash Equivalents
First American Government Obligation Fund, Class Z**			475,063	475,063
Total Cash Equivalents	3.4%			$475,063
(Identified Cost $475,063)

Total Portfolio Value	102.3%			$14,127,655
(Identified Cost $16,455,137)

Liabilities in Excess of Other Assets	-2.3%			$(321,738)

Total Net Assets:	100.0%			$13,805,917

* Variable Rate Security; the rate shown is as of September 30, 2022.

** Variable Rate Security; as of September 30, 2022, the 7 day annualized yield was 2.74%.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration.  The total fair value of these securities as of September 30, 2022 was $549,994, representing 3.98% of net assets.

(b) All or a portion of this security is held as collateral for futures contracts.

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2022:

Equity Income Fund	Level 1	Level 2		Level 3		Total
Common Stocks*	$496,081,127	$	---	$	---	$496,081,127
Cash Equivalents	18,211,340		---		---	18,211,340
Total	$514,292,467		$--		$--	$514,292,467

Opportunity Fund	Level 1	Level 2		Level 3		Total
Common Stocks*	$104,828,634	$	---	$	---	$104,828,634
Cash Equivalents	5,056,538		---		---	5,056,538
Total	$109,885,172	$	---	$	---	$109,885,172

International Fund	Level 1	Level 2		Level 3		Total
Preferred Stocks*	$129,216	$	---	$	---	$128,216
Common Stocks*	17,813,984		---		---	17,813,984
Cash Equivalents	258,592		---		---	258,592
Total	$18,200,792	$	---	$	---	$18,200,792

Fixed Income Fund	Level 1		Level 2	Level 3		Total
Corporate Bonds*	$	---	$478,171,232	$	---	$478,171,232
U.S. Government Treasury Obligations		---	229,398,449		---	229,398,449
U.S. Government Agency Obligations - Mortgage Backed		---	145,356,432		---	145,356,432
Taxable Municipal Bonds		---	22,630,913		---	22,630,913
Preferred Stocks		6,386,404	---		---	6,386,404
Cash Equivalents		1,300,390	---		---	1,300,390
Total		7,686,794	$875,557,026		$0	$883,243,820

Municipal Income Fund	Level 1		Level 2	Level 3		Total
Municipal Bonds*	$	---	$206,036,750	$	---	$206,036,750
Cash Equivalents		2,151,080	---		---	2,151,080
Total		$2,151,080	$206,036,750		$0	$208,187,830

Short Duration Bond Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$154,594,703	$	---	$154,594,703
Certificates of Deposit		---	247,723		---	247,723
U.S. Treasury Obligations		---	24,974,790		---	24,974,790
U.S. Agency Obligations		---	18,415,614		---	18,415,614
U.S. Agency Obligations – Mortgage-Backed		---	28,026,092		---	28,026,092
Taxable Municipal Bonds		---	9,491,952		---	9,491,952
Cash Equivalents		115,785	---		---	115,785
Total		$115,785	$235,750,874		$0	$235,866,659

Intermediate Bond Fund	Level 1		Level 2	Level 3	Totals
Corporate Bonds*	$	---	$145,518,555	---	$145,518,555
Certificates of Deposit		---	247,723	---	247,723
U.S. Treasury Obligations		---	83,836,556	---	83,836,556
U.S. Agency Obligations		---	6,905,464	---	6,905,464
U.S. Agency Obligations – Mortgage-Backed		---	22,393,217	---	22,393,217
Taxable Municipal Bonds		---	4,746,452	---	4,746,452
Preferred Stocks		1,443,349	---	---	1,443,349
Cash Equivalents		269,590	---	---	269,590
Total		1,712,939	$263,647,967	$0	$265,360,906

Core Bond Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$293,074,518	$	---	$293,074,518
U.S. Treasury Obligations		---	148,471,189		---	148,471,189
U.S. Agency Obligations		---			---
U.S. Agency Obligations – Mortgage-Backed		---	81,474,464		---	81,474,464
Taxable Municipal Bonds		---	6,827,700		---	6,827,700
Preferred Stocks		2,000,300	---		---	2,000,300
Cash Equivalents		503,169	---		---	503,169
Total		$2,503,469	$529,847,871		$0	$532,351,340

Enhanced Return Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$134,876,055	$	---	$134,876,055
U.S. Treasury Obligations		---	13,400,666		---	13,400,666
U.S. Agency Obligations		---	8,825,856		---	8,825,856
U.S. Agency Obligations – Mortgage-Backed		---	29,756,575		---	29,756,575
Taxable Municipal Bonds		---	3,810,357		---	3,810,357
Cash Equivalents		5,383,335	---		---	5,383,335
Sub-Total		$5,383,335	$190,669,509		$0	$196,052,844
Other Financial Instruments**		(21,391,485)	---		---	(21,391,485)
Total		$(16,008,150)	$190,669,509		$0	$174,661,359

Core Plus Bond Fund	Level 1		Level 2	Level 3		Totals
Corporate Bonds*	$	---	$8,463,994	$	---	$8,463,994
U.S. Treasury Obligations		---	2,407,972		---	2,407,972
U.S. Agency Obligations – Mortgage-Backed		---	2,623,976		---	2,623,976
Preferred Stocks		156,650	---		---	156,650
Cash Equivalents		475,063	---		---	475,063
Total		$631,713	$13,495,942	$	---	$14,127,655

* See Schedule of Investments for industry classification.

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 securities is included for this reporting period.

Financial Futures Contracts:

The Enhanced Return Fund invests in stock index futures (equity risk) in an attempt to replicate the returns of the leading large capitalization companies in the leading industries in the U.S. economy. The Fund enters into S&P 500 E-Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the 9 months ended September 30, 2022 was $256,425,953. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the futures contract. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statements of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statements of Operations. The Net Unrealized Loss on futures contracts, as of September 30, 2022, was $21,391,485. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statements of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged asset, as well as the risk that the counterparty will fail to perform its obligations.

As of September 30, 2022, Wells Fargo Services holds U.S. Treasury Notes with the custodian, which serves as collateral for future contracts, with a value of $13,404,766. Net variation margin payable on futures contracts as of September 30, 2022 was $2,840,588.

The Core Plus Bond Fund may enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include futures, options, swaps, foreign currency futures and forwards. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps and options on futures) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. As of September 30, 2022, the Core Plus Fund did not hold any contracts. Average daily notional value for the contracts held in the Core Plus Fund for the 9 months ended September 30, 2022 was $662,673.

As of September 30, 2022, Wells Fargo Services holds U.S. Treasury Notes with the custodian, which serves as collateral for future contracts, with a value of $33,033. There was no net variation margin receivable (nor payable) on futures contracts as of September 30, 2022.

Tax Cost of Securities

As of September 30, 2022, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$446,808,977	$114,104,687	$(46,621,197)	$67,483,490
Johnson Opportunity Fund	104,924,441	17,860,591	(12,899,860)	4,960,731
Johnson International Fund	17,360,201	4,041,637	(3,201,046)	840,591
Johnson Fixed Income Fund	1,020,819,704	189,385	(137,765,269)	(137,575,884)
Johnson Municipal Income Fund	231,452,192	8,799	(23,273,161)	(23,264,362)
Johnson Institutional Short Duration Bond Fund	252,520,581	-	(16,653,922)	(16,653,922)
Johnson Institutional Intermediate Bond Fund	296,688,507	15,627	(31,343,228)	(31,327,601)
Johnson Institutional Core Bond Fund	617,886,807	7,643	(85,543,110)	(85,535,467)
Johnson Enhanced Return Fund	210,632,072	-	(14,579,228)	(14,579,228)
Johnson Core Plus Bond Fund	16,455,137	135	(2,327,617)	(2,327,482)